UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 , Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2018

Date of reporting period: 06/30/2018

EXPLANATORY NOTE

The registrant is filing this amendment to its Form N-CSR for the period ended June 30, 2018, originally filed with the Securities and Exchange Commission on September 10, 2018 (Accession Number 0001387131-18-004623). The sole purpose of this filing is to correct an inadvertent omission of the letter from the Funds’ former accountant pursuant to Item 304(a)(3) of Regulation S-K.

Except as expressly set forth above, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Cognios Large Cap Value Fund, Cognios Large Cap Growth Fund and Cognios Market Neutral Fund, each a series of the M3Sixty Funds Trust (the “registrant”), for the period ended June 30, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

COGNIOS LARGE CAP VALUE FUND

Investor Class COGVX

Institutional Class COGLX

COGNIOS LARGE CAP GROWTH FUND

Investor Class COGGX

Institutional Class COGEX

COGNIOS MARKET NEUTRAL LARGE CAP FUND

Investor Class COGMX

Institutional Class COGIX

ANNUAL

JUNE 30, 2018

Table of Contents

1-888-553-4233 | www.cogniosfunds.com

Cognios Funds

Shareholder LetterJune 30, 2018 (Unaudited)

Annual Report | June 30, 20181

Dear Shareholder,

Thank you for investing in the Cognios Market Neutral Large Cap Fund (“the Market Neutral Fund”) and/or Cognios Large Cap Growth Fund (“the Growth Fund”) and/or the Cognios Large Cap Value Fund (“the Value Fund”), and for taking the time to review the Annual Report for the year ended June 30, 2018 period. We appreciate this opportunity to offer insight into the funds’ investment strategies and to offer commentary on performance and evolving global market conditions.

The Value Fund

Market Commentary

Total Return Performance
June 30, 2017 – June 30, 2018
S&P 500	Russell 1000	Russell 1000 Growth	Russell 1000 Value	HFRX EH: Equity Market Neutral
14.37%	14.54%	22.51%	6.77%	1.22%

As the table indicates, returns for large capitalization indices have been robust over the past year, especially for growth-oriented companies. On a year-to-date(“YTD”) basis (January 2018- June 30, 2018), there has been a meaningful return divergence between the Russell 1000 Growth Index and the Russell 1000 Value Index. As of June 30, 2018, as the Russell 1000 Growth Index has gained 7.25% YTD on total return basis while the Russell 1000 Value Index has declined 1.69% YTD. The HFRX EH: Equity Market Neutral Index gained 1.22% for the twelve months ended June 30, 2018. Hedged strategies typically underperform long-only indices in periods of strong equity market performance.

The strong returns in the equity markets were accompanied by a return of strong earnings growth in the past year. This welcome development was due to tax reform that materially lowered corporate tax rates and faster economic growth. Even with the stellar earnings growth, market valuation multiples remain at elevated levels. Interest rates have risen and continue to rise, and the Federal Reserve is now removing excess liquidity through quantitative tightening. The duration of this bull market is becoming a warning sign. We define a bull market as a period when the S&P 500 never falls over 20% from its all-time high. The current bull market began at the market bottom on March 9, 2009 and is now the second longest in history (and very close to becoming the longest). The combination of elevated valuations, rising interest rates and the simple duration of the current bull market makes us skeptical that the S&P 500 can achieve sustained annual returns above its historical average for the next several years to come.

The macroeconomic view that we developed here at Cognios is based on what we consider to be a straightforward model of market behavior over time. This model is based on the belief that corporate profits, market multiples, and interest rates drive stock price returns over very long periods of time. However, this is not to say that a market correction or crash will occur in the near future. John Maynard Keynes famously said, “Markets can remain irrational longer than you can remain solvent.” That said, should an adverse market event occur, we believe both our growth and value strategies are well positioned to mitigate volatility relative to their respective benchmarks.

Cognios Funds

Shareholder Letter (continued)June 30, 2018 (Unaudited)

2www.cogniosfunds.com

Performance Commentary

The Value Fund invests in high quality companies that trade at attractive valuations relative to the broader market. We utilize our proprietary ROTA/ROME® investment selection and portfolio construction methodology to execute this strategy. ROTA/ROME® focuses on a company’s Return on Tangible Assets (“ROTA”) and Return on Market Value of Equity (“ROME”) in order to identify companies whose per share intrinsic value has diverged significantly from the current market price of its stock. We believe that companies that exhibit sustainable long-term high ROTA are higher quality companies that most likely have a competitive advantage within the marketplace. ROME is a measure of profit yield, and like a yield on a bond, the higher the ROME, the more likely that shares in the company can be purchased at a better valuation compared to a company with a lower ROME.

During the fiscal year ended June 30, 2018, the total return for the Institutional Class Shares (COGVX) was 13.87% and the total return for the Investor Class Shares (COGLX) was 13.58% outperforming the Russell 1000 Value Index by 7.10% (COGVX) and underperforming the S&P 500 by 0.50% (COGVX). Over the course of the fiscal last year, the Value Fund maintained investment positions in 153 positions. Of those investment positions, 111 were profitable resulting in a .725 batting average. The tables below display the sector contribution to gross profit as well as the top five positions that contributed to gross profit:

Sector Contribution to Gross Profit of the Value Fund
Industry Sector:	Contribution to Gross Profit
Consumer Discretionary	32.8%
Industrials	30.1%
Information Technology	26.6%
Utilities	6.8%
Healthcare	4.8%
Materials	2.0%
Energy	1.7%
Real Estate	1.3%
Financials	0.2%
Telecommunication Services	-1.1%
Consumer Staples	-5.1%
Total	100.0%

Top 5 Investment Positions by Contribution to Gross Profit
Ticker	Company	Contribution to Gross Profit
KORS	Michael Kors Holdings Ltd.	10.4%
VRSN	Verisign Inc.	8.2%
RTN	Raytheon Company	8.2%
LLL	L3 Technologies Inc.	5.9%
CHRW	C.H. Robinson Worldwide Inc.	4.2%
Total		36.8%

Cognios Funds

Shareholder Letter (continued)June 30, 2018 (Unaudited)

Annual Report | June 30, 20183

The Growth Fund

The Growth Fund invests in companies that have accelerating revenue and earnings growth by combining proven quantitative and traditional investment practices into a rigorous framework that allows for highly systematic and adaptable alpha capture. Our investment process is focused on building a robust and tempered investment portfolio that may be comprised of traditional growth stocks or stocks that fall outside of the classic growth stock classification but are currently exhibiting growth characteristics. This allows us the flexibility to navigate all market environments, regardless of whether or not a particular style is in favor.

During the fiscal year ended June 30, 2018, the total return for the Institutional Class Shares (COGEX) was 26.84% and the total return for the Investor Class Shares (COGGX) was 26.50% outperforming both the Russell 1000 and Russell 1000 Growth Indices by 12.30% and 4.33% (COGEX), respectively.

The investment process utilized in the Growth Fund is driven by our proprietary QuantActive™ stock selection and portfolio construction methodology which has two main components: a quantitative foundation coupled with a discretionary overlay. The quantitative process is driven by two proprietary scores, a fundamental score that measures growth in company fundamentals and a technical score that measures price momentum. Since inception of the Growth Fund, the market has not sufficiently rewarded companies that score well using these two factors. These factors are cyclical in nature which is why the Growth Fund’s investment process is complemented with a discretionary layer which can guide the strategy in markets that are not rewarding our proprietary fundamental and technical factors. When the quantitative factors are out of favor, we generally expect the Growth Fund’s performance to look more similar to the benchmark; whereas, in times that our factors are in favor by the market we generally expect to see the Growth Fund’s performance to deviate from that of the benchmark.

The last fiscal year presented us with challenging market conditions. Market reactions to rising inflation expectations in the first quarter of 2018 created more volatility than we have seen in previous quarters, and more recently the evolving tariff policies created a headwind to performance as well. However, these recent market conditions highlight the importance of the dual nature of our QuantActive™ investment process and risk management framework which are adept at navigating unusual, or less favorable, market conditions for the Growth Fund. Despite the recent headwinds faced by the Growth Fund, performance is in line with expectations in the current market environment and we look forward to our quantitative factors coming back into favor by the market.

Since the Growth Fund’s inception, the Growth Fund has maintained an active exposure to Information Technology which continues to have the largest contribution to the Growth Fund’s performance over the period, as seen in the table below. This is consistent with our view of a well-built portfolio – the largest active weights contributing more meaningfully to a fund’s performance than sectors or positions with less active, or no active, weight.

Cognios Funds

Shareholder Letter (continued)June 30, 2018 (Unaudited)

4www.cogniosfunds.com

Sector Contribution to Gross Profit of the Value Fund
Industry Sector:	Contribution to Gross Profit
Information Technology	45.8%
Financials	14.0%
Consumer Discretionary	13.3%
Industrials	9.5%
Healthcare	8.2%
Energy	4.0%
Consumer Staples	3.8%
Materials	0.7%
Utilities	0.5%
Telecommunication Services	0.2%
Real Estate	0.0%
Total	100.0%

Over the course of the last year, the Growth Fund maintained investment positions in 112 positions. Of those investment positions, 109 were profitable resulting in a .973 batting average.

Top 5 Investment Positions by Contribution to Gross Profit
Ticker	Company	Contribution to Gross Profit
AMZN	Amazon.com Inc.	8.1%
AAPL	Apple Inc.	5.8%
SQ	Square Inc.	4.7%
ADBE	Adobe Systems Inc.	4.2%
MSFT	Microsoft Corp.	3.8%
Total		26.6%

The Market Neutral Fund

The Market Neutral Fund employs a beta-adjusted market neutral investment strategy that seeks to provide investors with returns that are non-correlated to, or independent of, the returns of the global equity and fixed income markets. By attempting to hedge out all of the market Beta, the Market Neutral Fund’s returns over time should be essentially “pure Alpha” (i.e., Alpha is the excess return of a portfolio after considering its Beta exposure.) Additionally, by hedging out the general market movements in this Beta-adjusted market neutral fashion, we believe that the total returns of the Market Neutral Fund will be independent of those broad “systemic” risk factors and macro events that move the entire stock market either positively or negatively over time.

Cognios Funds

Shareholder Letter (continued)June 30, 2018 (Unaudited)

Annual Report | June 30, 20185

During the fiscal period ended June 30, 2018, the total return for the Institutional Class Shares (COGIX) was 10.81% and the total return for the Investor Class Shares (COGMX) was 10.62%. Over the course of the period ended June 30, 2018, the Market Neutral Fund held 118 long positions and 237 short positions. 86 of the 119 positions were profitable and 87 of the 237 short positions were profitable for the period. The tables below display the profit contribution by industry sector and the top five most profitable long and short positions for the six months ended June 30, 2018.

Sector Contribution to Gross Profit of the Market Neutral Fund
Industry Sector:	Contribution to Gross Profit
	Long	Short	Total
Consumer Discretionary	49.1%	-1.1%	48.0%
Consumer Staples	18.3%	-0.7%	17.6%
Energy	3.4%	-10.7%	-7.3%
Financials	3.1%	-6.7%	-3.6%
Healthcare	18.4%	-9.1%	9.4%
Industrials	24.8%	-4.2%	20.6%
Information Technology	17.2%	-13.3%	4.0%
Materials	2.8%	0.5%	3.2%
Real Estate	1.9%	-4.1%	-2.2%
Telecommunication Services	-0.4%	0.0%	-0.4%
Utilities	14.5%	-3.8%	10.7%
Total	153.1%	-53.1%	100.0%

Longs			Shorts
Ticker	Company	Profit Contribution	Ticker	Company	Profit Contribution
KORS	Michael Kors Holdings Ltd.	9.5%	GE	General Electric Co.	2.2%
RL	Ralph Lauren Corp.	8.7%	INCY	Incyte Corp.	2.2%
FLIR	FLIR Systems Inc.	6.8%	RRC	Range Resources Corp.	2.1%
DLTR	Dollar Tree Inc.	6.4%	CAH	Cardinal Heath Inc.	2.0%
EL	Estee Lauder Co. Inc.	5.8%	CMG	Chipotle Mexican Grill Inc.	1.9%
Total		37.2%	Total		10.4%

Cognios Funds

Shareholder Letter (continued)June 30, 2018 (Unaudited)

6www.cogniosfunds.com

The performance data is obviously important; but since the portfolio is hedged and designed to be market neutral, the independence of the performance versus the S&P 500 Index is also very important. Beta, Alpha, Correlation and R Squared are statistics that are commonly used to measure this independence. We track these measures on a monthly basis and the data, since inception, is presented in the tables below:

	Beta to the S&P 500	Annualized Alpha to the S&P 500
COGIX	0.14	2.75%
COGMX	0.15	2.46%

	Correlation of Returns to the S&P 500 Index	R Squared of Returns to the S&P 500 Index[1]
COGIX	0.19	3.8%
COGMX	0.20	3.9%

As the tables above indicate, Beta, Correlation and R-Squared are all low, meaning that the performance of the Fund is statistically independent of the performance of the S&P 500 Index. Meanwhile, the Alpha of the Fund remains positive. We hope that this statistic continues to move higher in the future with improved performance and we expect the Fund to continue generating returns independent of the S&P 500 Index.

We at Cognios look forward to future opportunities to connect with our shareholders. We strive to continuously add value to your investment experience by providing access to fund information, portfolio updates and straightforward commentary.

If you have any questions regarding the Cognios Funds, please contact your account manager or financial adviser, or call one of our shareholder associates at 888-553-4233. We also invite you to visit Cognios’ website at www.cognios.com to learn more about our firm, our team and our values.

We thank you for investing with Cognios and for the trust you have placed in us.

Sincerely,

Jonathan Angrist	Brian Machtley	Francisco Bido

Portfolio Managers,

Cognios Capital, LLC

Annual Report | June 30, 20187

Cognios Large Cap Value Fund

Portfolio UpdateJune 30, 2018 (Unaudited)

Performance (as of June 30, 2018)

	One Year	Since Inception(a)
Cognios Large Cap Value Fund Investor Class shares	13.58%	12.40%
Cognios Large Cap Value Fund Institutional Class shares	13.87%	12.66%
S&P 500® Total Return Index (b)	14.37%	16.43%
Russell 1000® Value Total Return Index (c)	6.77%	10.88%

(a)The Cognios Large Cap Value Fund (the “Value Fund”) commenced operations on October 3, 2016.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The Russell 1000® Value Total Return Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell 1000® Value Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Value Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 1, 2018 for the Funds were as follows:

Cognios Large Cap Value Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.52%
Cognios Large Cap Value Fund Investor Class Shares, after fee waivers or expense reimbursements	1.10%
Cognios Large Cap Value Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.27%
Cognios Large Cap Value Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.85%

8www.cogniosfunds.com

Cognios Large Cap Value Fund

Portfolio Update (continued)June 30, 2018 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.85% through at least October 31, 2018. Subject to approval by the Value Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the year ended June 30, 2018 were 1.62% and 1.37% for the Value Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the year ended June 30, 2018.

Cognios Large Cap Value Fund, Investor Shares Growth of $10,000 Investment(1)

Cognios Large Cap Value Fund, Investor Class
S&P 500 Total Return Index
Russell 1000 Value Total Return Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,025
$12,258
$11,965
10/03/2016
10/31/2016
12/31/2016
02/28/2017
04/30/2017
06/30/2017
08/31/2017
10/31/2017
12/31/2017
02/28/2018
04/30/2018
06/30/2018

(1)The minimum initial investment for the Cognios Large Cap Value Fund, Investor Shares is $1,000.

Annual Report | June 30, 20189

Cognios Large Cap Value Fund

Portfolio Update (continued)June 30, 2018 (Unaudited)

Cognios Large Cap Value Fund, Institutional Shares Growth of $100,000 Investment(2)

Cognios Large Cap Value Fund, Institutional Class
S&P 500 Total Return Index
Russell 1000 Value Total Return Index
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$123,081
$130,250
$119,655
10/03/2016
10/31/2016
12/31/2016
02/28/2017
04/30/2017
06/30/2017
08/31/2017
10/31/2017
12/31/2017
02/28/2018
04/30/2018
06/30/2018

(2)The minimum initial investment for the Cognios Large Cap Value Fund, Institutional Shares is $100,000.

The graphs shown above represent historical performance of hypothetical investments of $10,000 in the Cognios Large Cap Value Fund’s Investor Shares and $100,000 in the Cognios Large Cap Value Fund’s Institutional Shares since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

10www.cogniosfunds.com

Cognios Large Cap Value Fund

Portfolio Update (continued)June 30, 2018 (Unaudited)

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Basic Materials	0.49%
Communications	4.12%
Consumer, Cyclical	17.79%
Consumer, Non-Cyclical	32.99%
Energy	0.52%
Financials	4.00%
Industrials	12.13%
Technology	4.08%
Utilities	21.68%
Cash, Cash Equivalents, & Other Net Assets	2.20%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*

Michael Kors Holdings Ltd.	3.25%
Raytheon Co.	2.02%
Clorox Co.	1.98%
Darden Restaurants, Inc.	1.89%
Sysco Corp.	1.86%
FirstEnergy Corp.	1.81%
McCormick & Co., Inc.	1.79%
Public Service Enterprise Group, Inc.	1.73%
Public Storage	1.70%
Kellogg Co.	1.67%

*The percentages in the above tables are based on the portfolio holdings of the Value Fund as of June 30, 2018 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

Annual Report | June 30, 201811

Cognios Large Cap Growth Fund

Portfolio UpdateJune 30, 2018 (Unaudited)

Performance (as of June 30, 2018)

	One Year	Since Inception(a)
Cognios Large Cap Growth Fund Investor Class shares	26.50%	22.13%
Cognios Large Cap Growth Fund Institutional Class shares	26.84%	22.42%
Russell 1000® Total Return Index (b)	14.54%	16.49%
Russell 1000® Growth Total Return Index (c)	22.51%	22.09%

(a)The Cognios Large Cap Growth Fund (the “Growth Fund”) commenced operations on October 3, 2016.

(b The Russell 1000® Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and consists of the largest 1000 companies in the Russell 3000 Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The Russell 1000® Growth Total Return Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the The Russell 1000® Total Return Index and the Russell 1000® Growth Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Growth Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated April 1, 2018 for the Funds were as follows:

Cognios Large Cap Growth Fund Investor Class Shares, gross of fee waivers or expense reimbursements	3.42%
Cognios Large Cap Growth Fund Investor Class Shares, after fee waivers or expense reimbursements	1.15%
Cognios Large Cap Growth Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	3.17%
Cognios Large Cap Growth Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.90%

12www.cogniosfunds.com

Cognios Large Cap Growth Fund

Portfolio Update (continued)June 30, 2018 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 0.90% through at least October 31, 2018. Subject to approval by the Growth Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the year ended June 30, 2018 were 1.76% and 1.51% for the Growth Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the year ended June 30, 2018.

Cognios Large Cap Growth Fund, Investor Shares Growth of $10,000 Investment(1)

Cognios Large Cap Growth Fund, Investor Class
Russell 1000 Total Return Index
Russell 1000 Growth Total Return Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,165
$14,143
$13,036
10/03/2016
10/31/2016
12/31/2016
02/28/2017
04/30/2017
06/30/2017
08/31/2017
10/31/2017
12/31/2017
02/28/2018
04/30/2018
06/30/2018

(1)The minimum initial investment for the Cognios Large Cap Growth Fund, Investor Shares is $1,000.

Annual Report | June 30, 201813

Cognios Large Cap Growth Fund

Portfolio Update (continued)June 30, 2018 (Unaudited)

Cognios Large Cap Growth Fund, Institutional Shares Growth of $100,000 Investment(2)

Cognios Large Cap Growth Fund, Institutional Class
Russell 1000 Total Return Index
Russell 1000 Growth Total Return Index
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$142,243
$141,431
$130,364
10/03/2016
10/31/2016
12/31/2016
02/28/2017
04/30/2017
06/30/2017
08/31/2017
10/31/2017
12/31/2017
02/28/2018
04/30/2018
06/30/2018

(2)The minimum initial investment for the Cognios Large Cap Growth Fund, Institutional Shares is $100,000.

The graphs shown above represent historical performance of hypothetical investments of $10,000 in the Cognios Large Cap Growth Fund’s Investor Shares and $100,000 in the Cognios Large Cap Growth Fund’s Institutional Shares since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate.  It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depositary Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue.  The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index. The Growth Fund may also invest up to 20% in issuers of any size.

14www.cogniosfunds.com

Cognios Large Cap Growth Fund

Portfolio Update (continued)June 30, 2018 (Unaudited)

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Communications	19.64%
Consumer, Cyclical	2.23%
Consumer, Non-Cyclical	22.55%
Energy	4.92%
Financials	11.57%
Industrials	2.27%
Technology	33.93%
Cash, Cash Equivalents, & Other Net Assets	2.89%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*

Apple, Inc.	8.05%
Twitter, Inc.	6.44%
Amazon.com, Inc.	6.25%
Microsoft Corp.	4.08%
Bank of America Corp.	3.89%
Adobe Systems, Inc.	3.59%
Progressive Corp.	3.17%
Square, Inc. - Class A	3.07%
Intel Corp.	2.88%
Akamai Technologies, Inc.	2.88%

*The percentages in the above tables are based on the portfolio holdings of the Growth Fund as of June 30, 2018 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

Annual Report | June 30, 201815

Cognios Market Neutral Large Cap Fund

Portfolio Update June 30, 2018 (Unaudited)

Performance (as of June 30, 2018)

	One Year	Five Years	Since Inception(a)
Cognios Market Neutral Large Cap Fund Investor Class shares	10.98%	4.57%	4.37%
Cognios Market Neutral Large Cap Fund Institutional Class shares	11.28%	4.81%	4.63%
S&P 500® Total Return Index(b)	14.37%	13.41%	14.81%
HFRX Equity Market Neutral Index(c)	1.22%	1.34%	1.33%

(a)The Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) commenced operations on January 2, 2013.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The HFRX Equity Market Neutral Index is a common benchmark for long/short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the SEC). More information about this index may be found at www.hedgefundresearch.com. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the HFRX Equity Market Neutral Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Market Neutral Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated May 7, 2018 for the Fund were as follows:

Cognios Market Neutral Large Cap Fund Investor Class Shares, gross of fee waivers or expense reimbursements	4.06%
Cognios Market Neutral Large Cap Fund Investor Class Shares, after fee waivers or expense reimbursements	3.60%
Cognios Market Neutral Large Cap Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	3.81%
Cognios Market Neutral Large Cap Fund Institutional Class Shares, after fee waivers or expense reimbursements	3.35%

16www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)June 30, 2018 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Market Neutral Fund (the “Fund”) under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 1.45% of the Fund’s average daily net assets through at least October 31, 2020. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.45% expense limitation. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses (Annualized) during the year ended June 30, 2018 were 4.09% and 3.84% for the Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the year ended June 30, 2018.

Cognios Market Neutral Large Cap Fund, Investor Shares Growth of $10,000 Investment(1)

Cognios Market Neutral Large Cap Fund, Investor Class
S&P 500 Total Return Index
HFRX Equity Market Neutral Index
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$21,365
$12,655
$10,755
12/31/2012
06/30/2013
12/31/2013
06/30/2014
12/31/2014
06/30/2015
12/31/2015
06/30/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018

(1)The minimum initial investment for the Cognios Market Neutral Large Cap Fund, Investor Shares is $1,000.

Annual Report | June 30, 201817

Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)June 30, 2018 (Unaudited)

Cognios Market Neutral Large Cap Fund, Institutional Shares Growth of $100,000 Investment(2)

Cognios Market Neutral Large Cap Fund, Institutional Class
S&P 500 Total Return Index
HFRX Equity Market Neutral Index
$220,000
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$213,654
$128,255
$107,551
12/31/2012
06/30/2013
12/31/2013
06/30/2014
12/31/2014
06/30/2015
12/31/2015
06/30/2016
12/31/2016
06/30/2017
12/31/2017
06/30/2018

(2)The minimum initial investment for the Cognios Market Neutral Large Cap Fund, Institutional Shares is $100,000.

The graphs shown above represent historical performance of a hypothetical investments of $10,000 in the Cognios Market Neutral Large Cap Fund’s Investor Shares and $100,000 in the Cognios Market Neutral Large Cap Fund’s Institutional Shares since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Market Neutral Fund’s principal investment objective is long-term growth of capital independent of stock market direction.  The Market Neutral Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index.

18www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)June 30, 2018 (Unaudited)

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Basic Materials	(1.37)%
Communications	0.75%
Consumer, Cyclical	12.45%
Consumer, Non-Cyclical	20.93%
Energy	(6.84)%
Financials	(5.20)%
Industrials	9.14%
Technology	(1.84)%
Utilities	21.32%
Cash, Cash Equivalents, & Other Net Assets	50.66%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*

Campbell Soup Co.	1.92%
Darden Restaurants, Inc.	1.83%
McCormick & Co., Inc.	1.80%
Sempra Energy	1.78%
Church & Dwight Co., Inc.	1.78%
Kellogg Co.	1.74%
Clorox Co.	1.74%
PPL Corp.	1.71%
Assurant, Inc.	1.70%
PepsiCo, Inc.	1.69%

*The percentages in the above tables are based on the portfolio holdings of the Market Neutral Fund as of June 30, 2018 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments and Schedule of Securities Sold Short.

Annual Report | June 30, 201819

Cognios Funds

Disclosure of Fund ExpensesJune 30, 2018 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the Period from 01/01/18 through 06/30/18

	Beginning Account Value (01/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (06/30/2018)	Expenses Paid During Period
Value Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+2.92%)	$ 1,000.00	1.10%	$ 1,029.20	$ 5.53(a)
Institutional Class Shares (+3.12%)	$ 1,000.00	0.85%	$ 1,031.20	$ 4.28(a)
Growth Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+10.66%)	$ 1,000.00	1.15%	$ 1,106.60	$ 6.01(a)
Institutional Class Shares (+10.81%)	$ 1,000.00	0.90%	$ 1,108.10	$ 4.70(a)

20www.cogniosfunds.com

Cognios Funds

Disclosure of Fund Expenses (continued)June 30, 2018 (Unaudited)

	Beginning Account Value (01/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (06/30/2018)	Expenses Paid During Period
Market Neutral Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+3.72%)	$ 1,000.00	3.56%	$ 1,037.20	$ 17.98(a)
Institutional Class Shares (+3.87%)	$ 1,000.00	3.31%	$ 1,038.70	$ 16.73(a)

(a)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the Period from 01/01/18 through 06/30/18

	Beginning Account Value (01/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (06/30/2018)	Expenses Paid During Period
Value Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$ 1,000.00	1.10%	$ 1,019.30	$ 5.51(b)
Institutional Class Shares	$ 1,000.00	0.85%	$ 1,020.60	$ 4.26(b)
Growth Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$ 1,000.00	1.15%	$ 1,019.10	$ 5.76(b)
Institutional Class Shares	$ 1,000.00	0.90%	$ 1,020.30	$ 4.51(b)
Market Neutral Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$ 1,000.00	3.56%	$ 1,007.10	$ 17.72(b)
Institutional Class Shares	$ 1,000.00	3.31%	$ 1,008.40	$ 16.48(b)

(b)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on the Funds’ expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-553-4233. Please read it carefully before you invest or send money.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201821

Cognios Cognios Large Cap Value Fund

Schedules of InvestmentsJune 30, 2018

Shares	Fair Value

COMMON STOCK - 97.80%

Basic Materials - 0.49%
LyondellBasell Industries NV - Class A	187	$20,542
Newmont Mining Corp.	2,689	101,402
		121,944
Communications - 4.12%
Alphabet, Inc. - Class A (a)	180	203,254
AT&T, Inc.	10,659	342,260
F5 Networks, Inc. (a)	728	125,544
Motorola Solutions, Inc.	1,016	118,232
VeriSign, Inc. (a)	1,770	243,233
		1,032,523
Consumer, Cyclical - 17.79%
American Airlines Group, Inc.	412	15,640
AutoZone, Inc. (a)	401	269,043
Bed Bath & Beyond, Inc.	444	8,847
Best Buy Co., Inc.	347	25,879
Chipotle Mexican Grill, Inc. (a)	889	383,488
Darden Restaurants, Inc.	4,419	473,098
Delta Air Lines, Inc.	374	18,528
Dollar Tree, Inc. (a)	818	69,530
Ford Motor Co.	1,523	16,860
Gap, Inc.	725	23,483
Kohl’s Corp.	442	32,222
L Brands, Inc.	2,084	76,858
McDonald’s Corp.	1,199	187,871
Michael Kors Holdings Ltd. (a)	12,226	814,252
NIKE, Inc. - Class B	3,691	294,099
Nordstrom, Inc.	366	18,951
Ralph Lauren Corp.	1,279	160,796
Ross Stores, Inc.	1,585	134,329
Tapestry, Inc.	8,338	389,468
Target Corp.	4,741	360,885
TJX Cos., Inc.	658	62,628
Ulta Beauty, Inc. (a)	937	218,752
United Continental Holdings, Inc.	243	16,944
Walmart, Inc.	4,445	380,714
		4,453,165

The accompanying notes are an integral part of these financial statements.

22www.cogniosfunds.com

Shares	Fair Value

Cognios Cognios Large Cap Value Fund

Schedules of Investments (continued)June 30, 2018

Consumer, Non-cyclical - 32.99%
AbbVie, Inc.	1,583	$146,665
Baxter International, Inc.	1,475	108,914
Campbell Soup Co.	8,261	334,901
Centene Corp. (a)	234	28,831
Church & Dwight Co., Inc.	7,762	412,628
Cigna Corp.	2,073	352,306
Clorox Co.	3,667	495,962
Conagra Brands, Inc.	10,908	389,743
Constellation Brands, Inc. - Class A	1,807	395,498
Cooper Cos., Inc.	1,233	290,310
Dr Pepper Snapple Group, Inc.	3,222	393,084
Edwards Lifesciences Corp. (a)	2,432	354,026
Envision Healthcare Corp. (a)	5,084	223,747
General Mills, Inc.	5,632	249,272
Gilead Sciences, Inc.	2,562	181,492
H&R Block, Inc.	14,384	327,668
HCA Healthcare, Inc.	3,426	351,508
Hershey Co.	1,780	165,647
Hormel Foods Corp.	8,895	330,983
JM Smucker Co.	1,839	197,656
Kellogg Co.	5,988	418,382
Kimberly-Clark Corp.	1,181	124,407
McCormick & Co., Inc.	3,858	447,875
McKesson Corp.	113	15,074
Philip Morris International, Inc.	914	73,796
Procter & Gamble Co.	1,148	89,613
Quest Diagnostics, Inc.	1,434	157,654
Sysco Corp.	6,802	464,509
Tyson Foods, Inc. - Class A	5,536	381,154
UnitedHealth Group, Inc.	542	132,974
Varian Medical Systems, Inc. (a)	1,959	222,777
		8,259,056
Energy - 0.52%
Baker Hughes a GE Co.	287	9,480
Kinder Morgan, Inc.	5,831	103,034
Transocean Ltd. (a)	1,364	18,332
		130,846

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201823

Shares	Fair Value

Cognios Cognios Large Cap Value Fund

Schedules of Investments (continued)June 30, 2018

Financials - 4.00%
Alliance Data Systems Corp.	66	$15,391
Assurant, Inc.	992	102,662
Cboe Global Markets, Inc.	823	85,650
CME Group, Inc.	556	91,140
Everest Re Group Ltd.	1,223	281,877
Public Storage	1,876	425,589
		1,002,309
Industrials - 12.13%
3M Co.	810	159,343
Amphenol Corp. - Class A	1,471	128,198
CH Robinson Worldwide, Inc.	2,855	238,849
Expeditors International of Washington, Inc.	1,560	114,036
FLIR Systems, Inc.	6,833	355,111
L3 Technologies, Inc.	308	59,235
Lockheed Martin Corp.	940	277,704
Northrop Grumman Corp.	214	65,848
Raytheon Co.	2,624	506,904
Republic Services, Inc.	5,907	403,803
Stericycle, Inc. (a)	5,579	364,253
TransDigm Group, Inc.	1,051	362,742
		3,036,026
Technology - 4.08%
Accenture PLC - Class A	434	70,998
Apple, Inc.	355	65,714
CA, Inc.	4,937	176,004
Electronic Arts, Inc. (a)	816	115,072
Fiserv, Inc. (a)	2,683	198,783
HP, Inc.	976	22,145
International Business Machines Corp.	884	123,495
Microsoft Corp.	782	77,113
Oracle Corp.	1,152	50,757
Synopsys, Inc. (a)	1,434	122,707
		1,022,788
Utilities - 21.68%
AES Corp.	1,536	20,598
Alliant Energy Corp.	2,319	98,140
Ameren Corp.	6,742	410,251

The accompanying notes are an integral part of these financial statements.

24www.cogniosfunds.com

Cognios Cognios Large Cap Value Fund

Schedules of Investments (continued)June 30, 2018

	Shares	Fair Value
Utilities - (continued)

American Electric Power Co., Inc.	5,542	$383,783
American Water Works Co., Inc.	1,097	93,662
CMS Energy Corp.	8,434	398,760
Consolidated Edison, Inc.	4,781	372,822
DTE Energy Co.	1,733	179,591
Edison International	2,926	185,128
Entergy Corp.	2,351	189,937
Eversource Energy	6,332	371,119
Exelon Corp.	4,803	204,608
FirstEnergy Corp.	12,641	453,938
PG&E Corp.	6,106	259,871
PPL Corp.	6,142	175,354
Public Service Enterprise Group, Inc.	8,001	433,174
SCANA Corp.	8,358	321,950
Sempra Energy	1,778	206,444
Southern Co.	2,026	93,823
WEC Energy Group, Inc.	6,072	392,555
Xcel Energy, Inc.	4,024	183,817
		5,429,325

TOTAL COMMON STOCK (Cost $22,793,562)		24,487,982

TOTAL INVESTMENTS (Cost $22,793,562) - 97.80%		$24,487,982
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 2.20%		550,924
NET ASSETS - 100%		$25,038,906

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company
NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201825

Cognios Large Cap Growth Fund

Schedules of InvestmentsJune 30, 2018

Shares	Fair Value

COMMON STOCK - 97.12%

Communications - 19.64%
Alphabet, Inc. - Class A (a)	739	$834,471
Amazon.com, Inc. (a)	1,341	2,279,432
Cisco Systems, Inc.	18,035	776,046
Facebook, Inc. - Class A (a)	1,213	235,710
Pearson PLC - ADR	59,290	687,764
Twitter, Inc. (a)	53,757	2,347,568
		7,160,991
Consumer, Cyclical - 2.23%
NIKE, Inc. - Class B	10,181	811,222

Consumer, Non-cyclical - 22.55%
Cintas Corp.	4,225	781,921
Coca-Cola Co.	16,753	734,787
Danaher Corp.	8,713	859,799
Estee Lauder Cos., Inc.	4,718	673,211
Pfizer, Inc.	21,086	765,000
S&P Global, Inc.	4,146	845,328
Square, Inc. - Class A (a)	18,140	1,118,150
Sysco Corp.	11,858	809,783
UnitedHealth Group, Inc.	2,950	723,753
Verisk Analytics, Inc. (a)	8,461	910,742
		8,222,474
Energy - 4.92%
Chevron Corp.	7,369	931,663
Noble Energy, Inc.	24,473	863,407
		1,795,070
Financials - 11.58%
Bank of America Corp.	50,315	1,418,380
Charles Schwab Corp.	13,321	680,703
Mastercard, Inc. - Class A	4,912	965,306
Progressive Corp.	19,546	1,156,146
		4,220,535
Industrials - 2.27%
Keysight Technologies, Inc. (a)	14,048	829,253

The accompanying notes are an integral part of these financial statements.

26www.cogniosfunds.com

Shares	Fair Value

Cognios Large Cap Growth Fund

Schedules of Investments (continued)June 30, 2018

Technology - 33.93%
Adobe Systems, Inc. (a)	5,374	$1,310,235
Advanced Micro Devices, Inc. (a)	61,649	924,119
Akamai Technologies, Inc. (a)	14,355	1,051,217
Apple, Inc.	15,855	2,934,919
Intel Corp.	21,147	1,051,217
Intuit, Inc.	3,975	812,112
Micron Technology, Inc. (a)	17,507	918,067
Microsoft Corp.	15,072	1,486,250
MSCI, Inc.	5,781	956,351
VMware, Inc. - Class A (a)	6,311	927,528
		12,372,015

TOTAL COMMON STOCK (Cost $31,856,083)		35,411,560

TOTAL INVESTMENTS (Cost $31,856,083) - 97.12%		$35,411,560
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.88%		1,051,574
NET ASSETS - 100%		$36,463,134

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:
ADR - American Depositary Receipt
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201827

Cognios Market Neutral Large Cap Fund

Schedules of InvestmentsJune 30, 2018

Shares	Fair Value

COMMON STOCK - 119.12%

Communications - 3.15%
AT&T, Inc. (b)	30,426	$976,979
Verizon Communications, Inc. (b)	20,736	1,043,228
		2,020,207
Consumer, Cyclical - 18.42%
Chipotle Mexican Grill, Inc. (a) (b)	2,171	936,504
Darden Restaurants, Inc. (b)	10,977	1,175,198
McDonald’s Corp. (b)	6,182	968,658
Michael Kors Holdings Ltd. (a) (b)	15,757	1,049,416
Nordstrom, Inc. (b)	19,254	996,972
Ralph Lauren Corp. (b)	7,100	892,612
Starbucks Corp. (b)	17,562	857,904
Tapestry, Inc. (b)	22,048	1,029,862
Target Corp. (b)	12,714	967,790
TJX Cos., Inc. (b)	10,680	1,016,522
Ulta Beauty, Inc. (a) (b)	3,920	915,163
Walmart, Inc. (b)	11,766	1,007,758
		11,814,359
Consumer, Non-cyclical - 38.59%
Altria Group, Inc. (b)	17,762	1,008,704
Campbell Soup Co. (b)	30,368	1,231,119
Church & Dwight Co., Inc. (b)	21,440	1,139,750
Cigna Corp. (b)	5,732	974,153
Clorox Co. (b)	8,252	1,116,083
Conagra Brands, Inc. (b)	26,891	960,815
Constellation Brands, Inc. - Class A (b)	4,411	965,436
Cooper Cos., Inc. (b)	4,377	1,030,565
Edwards Lifesciences Corp. (a) (b)	7,055	1,026,996
Envision Healthcare Corp. (a) (b)	22,722	999,995
Estee Lauder Cos., Inc. (b)	6,739	961,588
H&R Block, Inc. (b)	34,437	784,475
HCA Healthcare, Inc. (b)	9,510	975,726
Hershey Co. (b)	11,098	1,032,780
Hormel Foods Corp. (b)	28,058	1,044,038
Kellogg Co. (b)	15,989	1,117,151
Kimberly-Clark Corp. (b)	9,944	1,047,501

The accompanying notes are an integral part of these financial statements.

28www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Schedules of Investments (continued)June 30, 2018

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

McCormick & Co., Inc. (b)	9,934	$1,153,238
PepsiCo, Inc. (b)	9,965	1,084,890
Procter & Gamble Co. (b)	13,451	1,049,985
Quest Diagnostics, Inc. (b)	9,268	1,018,924
Sysco Corp. (b)	15,182	1,036,779
Tyson Foods, Inc. - Class A (b)	14,670	1,010,029
Verisk Analytics, Inc. (a) (b)	9,125	982,215
		24,752,935
Energy - 1.65%
Range Resources Corp. (b)	63,110	1,055,830

Financials - 13.99%
Assurant, Inc. (b)	10,537	1,090,474
Cboe Global Markets, Inc. (b)	9,950	1,035,496
CME Group, Inc. (b)	5,748	942,212
Everest Re Group Ltd. (b)	4,398	1,013,651
Intercontinental Exchange, Inc. (b)	13,147	966,962
Loews Corp. (b)	19,992	965,214
Nasdaq, Inc. (b)	10,539	961,894
Progressive Corp. (b)	15,885	939,598
Public Storage (b)	4,667	1,058,756
		8,974,257
Industrials - 13.59%
CH Robinson Worldwide, Inc. (b)	11,369	951,130
Expeditors International of Washington, Inc. (b)	13,048	953,809
Lockheed Martin Corp. (b)	3,115	920,264
Raytheon Co. (b)	4,678	903,696
Republic Services, Inc. (b)	14,629	1,000,038
Rockwell Collins, Inc. (b)	7,219	972,255
Stericycle, Inc. (a) (b)	15,711	1,025,771
TransDigm Group, Inc. (b)	2,953	1,019,198
Waste Management, Inc. (b)	11,891	967,214
		8,713,375
Technology - 2.99%
Akamai Technologies, Inc. (a) (b)	12,837	940,054
CA, Inc. (b)	27,417	977,416
		1,917,470

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201829

Cognios Market Neutral Large Cap Fund

Schedules of Investments (continued)June 30, 2018

Shares	Fair Value

Utilities - 26.84%
Ameren Corp. (b)	17,583	$1,069,926
American Electric Power Co., Inc. (b)	15,522	1,074,898
CMS Energy Corp. (b)	22,913	1,083,327
Consolidated Edison, Inc. (b)	13,703	1,068,560
DTE Energy Co. (b)	10,217	1,058,788
Edison International (b)	16,843	1,065,657
Entergy Corp. (b)	13,014	1,051,401
Exelon Corp. (b)	24,900	1,060,740
PG&E Corp. (b)	24,202	1,030,037
PPL Corp. (b)	38,470	1,098,318
Public Service Enterprise Group, Inc. (b)	19,447	1,052,861
SCANA Corp. (b)	28,011	1,078,984
Sempra Energy (b)	9,829	1,141,245
Southern Co. (b)	23,003	1,065,269
WEC Energy Group, Inc. (b)	16,720	1,080,948
Xcel Energy, Inc. (b)	23,397	1,068,775
		17,149,734

TOTAL COMMON STOCK (Cost $72,943,690)		76,398,167

SHORT-TERM INVESTMENTS - 1.97%
BlackRock Liquidity Funds T-Fund Portfolio, 1.55% (c)	1,260,905	1,260,905

TOTAL SHORT-TERM INVESTMENTS (Cost $1,260,905)		1,260,905

TOTAL INVESTMENTS (Cost $74,204,595) - 121.09%		$77,659,072
SECURITIES SOLD SHORT (Proceeds $43,028,763) - (69.78%)		(44,750,080)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 48.69%		31,225,083
NET ASSETS - 100%		$64,134,075

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) All or a portion of the security is segregated as collateral for securities sold short.
(c) Rate shown represents the 7-day effective yield at June 30, 2018, is subject to change and resets daily.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

30www.cogniosfunds.com

Shares	Fair Value

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold ShortJune 30, 2018

COMMON STOCK - 69.78%

Basic Materials - 1.37%
International Flavors & Fragrances, Inc.	2,372	$294,033
Mosaic Co.	10,491	294,273
Newmont Mining Corp.	7,709	290,706
		879,012
Communications - 2.40%
CenturyLink, Inc.	16,869	314,438
Charter Communications, Inc. - Class A	1,091	319,892
Motorola Solutions, Inc.	2,626	305,588
Netflix, Inc.	807	315,884
Symantec Corp.	13,776	284,474
		1,540,276
Consumer, Cyclical - 5.97%
Advance Auto Parts, Inc.	2,272	308,310
Costco Wholesale Corp.	1,495	312,425
DR Horton, Inc.	7,131	292,371
Fastenal Co.	5,725	275,544
Hilton Worldwide Holdings, Inc.	3,549	280,939
Lennar Corp. - Class A	5,727	300,668
LKQ Corp.	9,093	290,067
Mattel, Inc.	18,907	310,453
Newell Brands, Inc.	12,413	320,131
NIKE, Inc. - Class B	3,947	314,497
PVH Corp.	1,810	270,993
Under Armour, Inc. - Class A	12,122	272,503
Yum! Brands, Inc.	3,551	277,759
		3,826,660
Consumer, Non-cyclical - 17.66%
ABIOMED, Inc.	724	296,152
Aetna, Inc.	1,671	306,629
Alexion Pharmaceuticals, Inc.	2,461	305,533
Allergan PLC	1,912	318,769
AmerisourceBergen Corp.	3,447	293,926
Anthem, Inc.	1,301	309,677
Archer-Daniels-Midland Co.	6,714	307,703
Automatic Data Processing, Inc.	2,181	292,559

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201831

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)June 30, 2018

Baxter International, Inc.	3,964	$292,702
Becton Dickinson and Co.	1,284	307,595
Boston Scientific Corp.	9,623	314,672
Brown-Forman Corp. - Class B	5,548	271,907
Coca-Cola Co.	6,859	300,836
Coty, Inc. - Class A	22,381	315,572
DENTSPLY SIRONA, Inc.	6,953	304,333
Eli Lilly & Co.	3,472	296,266
Gartner, Inc.	2,164	287,596
Global Payments, Inc.	2,538	282,962
Hologic, Inc.	7,770	308,858
IDEXX Laboratories, Inc.	1,356	295,527
IHS Markit Ltd.	5,784	298,397
Illumina, Inc.	1,053	294,092
Incyte Corp.	4,310	288,770
Intuitive Surgical, Inc.	601	287,566
IQVIA Holdings, Inc.	2,868	286,284
JM Smucker Co.	2,828	303,953
Kraft Heinz Co.	5,178	325,282
Kroger Co.	11,927	339,323
Medtronic PLC	3,424	293,129
Merck & Co., Inc.	4,804	291,603
Mondelez International, Inc. - Class A	7,575	310,575
Perrigo Co. PLC	4,023	293,317
Pfizer, Inc.	8,104	294,013
Quanta Services, Inc.	8,006	267,400
ResMed, Inc.	2,791	289,092
Stryker Corp.	1,658	279,970
Thermo Fisher Scientific, Inc.	1,363	282,332
Zimmer Biomet Holdings, Inc.	2,608	290,636
		11,325,508
Energy - 8.49%
Apache Corp.	7,483	349,830
Cabot Oil & Gas Corp.	12,940	307,972
Chevron Corp.	2,415	305,328
Concho Resources, Inc.	2,320	320,972
ConocoPhillips	4,369	304,170

The accompanying notes are an integral part of these financial statements.

32www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)June 30, 2018

	Shares	Fair Value
Energy - (continued)

EOG Resources, Inc.	2,554	$317,794
EQT Corp.	5,762	317,947
Exxon Mobil Corp.	3,645	301,551
Halliburton Co.	6,143	276,804
Kinder Morgan, Inc./DE	17,522	309,614
National Oilwell Varco, Inc.	6,997	303,670
Noble Energy, Inc.	8,628	304,396
Occidental Petroleum Corp.	3,405	284,930
ONEOK, Inc.	4,351	303,830
Phillips 66	2,509	281,786
Pioneer Natural Resources Co.	1,557	294,647
Schlumberger Ltd.	4,314	289,167
Valero Energy Corp.	2,422	268,430
		5,442,838
Financials - 19.19%
Alexandria Real Estate Equities, Inc.	2,344	295,742
American Express Co.	2,949	289,002
American International Group, Inc.	5,481	290,603
American Tower Corp.	2,145	309,245
Apartment Investment & Management Co.	7,153	302,572
AvalonBay Communities, Inc.	1,775	305,105
Boston Properties, Inc.	2,422	303,767
Chubb Ltd.	2,255	286,430
Crown Castle International Corp.	2,894	312,031
Digital Realty Trust, Inc.	2,750	306,845
Duke Realty Corp.	10,397	301,825
Equinix, Inc.	752	323,277
Equity Residential	4,612	293,738
Essex Property Trust, Inc.	1,223	292,383
Extra Space Storage, Inc.	3,037	303,123
Federal Realty Investment Trust	2,459	311,186
GGP, Inc.	14,539	297,032
Hartford Financial Services Group, Inc.	5,629	287,811
HCP, Inc.	12,299	317,560
Iron Mountain, Inc.	8,603	301,191
KeyCorp	14,564	284,581
Kimco Realty Corp.	18,430	313,126

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201833

	Shares	Fair Value
Financials - (continued)

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)June 30, 2018

M&T Bank Corp.	1,668	$283,810
Macerich Co.	5,212	296,198
Mastercard, Inc. - Class A	1,467	288,295
Mid-America Apartment Communities, Inc.	3,119	313,990
Northern Trust Corp.	2,781	286,137
People’s United Financial, Inc.	15,504	280,467
Prologis, Inc.	4,476	294,028
Realty Income Corp.	5,593	300,847
Regency Centers Corp.	5,021	311,704
Regions Financial Corp.	15,484	275,306
SBA Communications Corp.	1,887	311,581
Simon Property Group, Inc.	1,802	306,682
SL Green Realty Corp.	2,995	301,087
UDR, Inc.	7,982	299,644
Ventas, Inc.	5,452	310,491
Vornado Realty Trust	4,140	306,029
Welltower, Inc.	5,186	325,110
Willis Towers Watson PLC	1,918	290,769
XL Group Ltd.	5,270	294,857
		12,305,207
Industrials - 4.45%
CSX Corp.	4,581	292,176
Deere & Co.	1,882	263,104
FLIR Systems, Inc.	5,362	278,663
General Electric Co.	21,548	293,268
Harris Corp.	1,926	278,384
Martin Marietta Materials, Inc.	1,302	290,776
PerkinElmer, Inc.	3,818	279,592
Roper Technologies, Inc.	1,050	289,706
United Technologies Corp.	2,339	292,445
Vulcan Materials Co.	2,277	293,870
		2,851,984
Technology - 4.83%
Adobe Systems, Inc.	1,169	285,014
ANSYS, Inc.	1,734	302,028
Broadcom, Inc.	1,125	272,970
DXC Technology Co.	3,489	281,248

The accompanying notes are an integral part of these financial statements.

34www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)June 30, 2018

	Shares	Fair Value
Technology - (continued)

Fidelity National Information Services, Inc.	2,780	$294,763
MSCI, Inc.	1,786	295,458
Qorvo, Inc.	3,649	292,540
Red Hat, Inc.	1,712	230,041
Synopsys, Inc.	3,242	277,418
Take-Two Interactive Software, Inc.	2,618	309,866
Xerox Corp.	10,719	257,256
		3,098,602
Utilities - 5.42%
Alliant Energy Corp.	7,534	318,839
American Water Works Co., Inc.	3,732	318,638
CenterPoint Energy, Inc.	11,721	324,789
Dominion Energy, Inc.	4,785	326,241
Duke Energy Corp.	4,030	318,692
Eversource Energy	5,487	321,593
FirstEnergy Corp.	8,909	319,922
NextEra Energy, Inc.	1,884	314,685
NiSource, Inc.	12,449	327,160
NRG Energy, Inc.	8,769	269,208
Pinnacle West Capital Corp.	3,975	320,226
		3,479,993

TOTAL COMMON STOCK (Proceeds $43,028,763)		44,750,080

TOTAL SECURITIES SOLD SHORT (Proceeds $43,028,763)		$44,750,080

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:
Ltd. - Limited
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201835

Cognios Funds

Statements of Assets and LiabilitiesJune 30, 2018

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund	Cognios Market Neutral Large Cap Fund
Assets:
Investments, at value	$24,487,982	$35,411,560	$77,659,072
Cash and cash equivalents	538,455	1,090,221	—
Segregated cash with broker	—	—	188,751
Deposits at broker for securities sold short	—	—	30,807,925
Due from adviser	9,139	—	—
Receivables:
Interest	188	400	5,868
Dividends	22,695	7,928	100,579
Fund shares sold	—	—	249,840
Investments sold	—	3,297,618	—
Prepaid expenses	4,207	3,188	20,373
Total assets	25,062,666	39,810,915	109,032,408

Liabilities:
Securities sold short, at value	—	—	44,750,080
Payables:
Dividends on securities sold short	—	—	66,059
Investment securities purchased	—	3,312,670	—
Fund shares redeemed	—	—	24
Due to adviser	—	11,118	41,088
Accrued distribution (12b-1) fees	5	2,012	4,050
Due to administrator	9,198	8,277	12,672
Accrued expenses	14,557	13,704	24,360
Total liabilities	23,760	3,347,781	44,898,333
Net Assets	$25,038,906	$36,463,134	$64,134,075

Sources of Net Assets:
Paid-in capital	$20,934,253	$32,656,133	$67,804,910
Undistributed (accumulated) net investment income (loss)	153,291	40,287	(81,501)
Undistributed accumulated net realized gain (loss) on investments and securities sold short	2,256,942	211,237	(5,322,494)
Net unrealized appreciation on investments and securities sold short	1,694,420	3,555,477	1,733,160
Total Net Assets (Unlimited shares of beneficial interest authorized)	$25,038,906	$36,463,134	$64,134,075

Total Investments, at cost	$22,793,562	$31,856,083	$74,204,595
Total securities sold short, at proceeds	$—	$—	$43,028,763

Investor Class Shares:
Net assets	$24,808	$9,462,265	$19,771,031
Shares Outstanding (Unlimited shares of beneficial interest authorized)	2,425	729,056	1,917,731
Net Asset Value, Offering and Redemption Price Per Share	$10.23	$12.98	$10.31

Institutional Class Shares:
Net assets	$25,014,098	$27,000,869	$44,363,044
Shares Outstanding (Unlimited shares of beneficial interest authorized)	2,441,160	2,074,190	4,242,363
Net Asset Value, Offering and Redemption Price Per Share	$10.25	$13.02	$10.46

The accompanying notes are an integral part of these financial statements.

36www.cogniosfunds.com

Cognios Funds

Statements of OperationsJune 30, 2018

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund	Cognios Market Neutral Large Cap Fund	Cognios Market Neutral Large Cap Fund
	For the Year Ended June 30, 2018	For the Year Ended June 30, 2018	For the Period Ended June 30, 2018(a)	For the Year Ended September 30, 2017
Investment income:
Dividends (net of foreign withholding taxes of $0, $701 and $0, respectively)	$597,538	$238,158	$1,207,478	$2,668,460
Interest	3,212	5,385	33,404	—
Total investment income	600,750	243,543	1,240,882	2,668,460

Expenses:
Advisory fees (Note 5)	199,993	142,553	683,067	1,725,602
Distribution (12b-1) fees - Investor Class	43	10,995	40,069	82,580
Accounting and transfer agent fees and expenses	101,524	74,782	148,941	220,618
Dividend expense on securities sold short	—	—	827,016	1,688,001
Interest expense	—	—	—	347,204
Legal fees	28,826	17,426	13,429	21,198
Compliance officer fees	18,000	18,000	15,521	20,848
Audit fees	11,583	11,583	12,083	19,600
Trustee fees and expenses	16,455	16,455	6,214	13,069
Pricing fees	14,477	4,780	4,920	—
Registration and filing fees	4,996	1,071	28,401	47,038
Custodian fees	8,485	8,364	7,538	20,442
Miscellaneous	12,064	11,454	16,834	10,591
Insurance	2,398	1,043	2,817	5,418
Reports to shareholders	751	751	7,861	14,697
Total expenses	419,595	319,257	1,814,711	4,236,906
Less: fees waived and expenses reimbursed by Adviser	(158,243)	(99,798)	(197,885)	(168,157)
Less: fees waived by administrator	—	(25,173)	(2,500)	—
Net expenses	261,352	194,286	1,614,326	4,068,749

Net investment income (loss)	339,398	49,257	(373,444)	(1,400,289)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	2,639,173	311,366	5,644,817	14,135,646
In-kind redemptions	1,055,435	—	—	—
Securities sold short	—	—	(899,871)	(22,476,064)
Net realized gain (loss) on investments and securities sold short	3,694,608	311,366	4,744,946	(8,340,418)

Net change in unrealized appreciation (depreciation) on:
Investments	(56,729)	3,382,689	2,877,292	(1,426,293)
Securities sold short	—	—	(904,612)	4,821,275
Net change in unrealized appreciation (depreciation) on:	(56,729)	3,382,689	1,972,680	3,394,982

Net realized and unrealized gain (loss) on investments and securities sold short	3,637,879	3,694,055	6,717,626	(4,945,436)

Net increase (decrease) in net assets resulting from operations	$3,977,277	$3,743,312	$6,344,182	$(6,345,725)

(a)Represents the period from October 1, 2017 through June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201837

Cognios Funds

Statement of Cash FlowsFor the Period Ended June 30, 2018(a)

Cognios Market Neutral Large Cap Fund
Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets from operations	$6,344,182
Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:
Purchase of investment securities	(78,626,190)
Proceeds from disposition of investment securities	87,873,138
Purchases of short—term investment securities, net	(1,097,088)
Decrease in segregated cash with brokers	17,376
Decrease in deposits with brokers for securities sold short	8,715,728
Decrease in interest receivable	(5,868)
Decrease in dividends receivable	(4,496)
Decrease in prepaid expenses	(12,824)
Proceeds from securities sold short	46,765,945
Payments to cover securities sold short	(58,853,329)
Decrease in payable for dividends on securities sold short	(36,237)
Increase in accrued expenses	(72,819)
Net unrealized depreciation on investment securities and securities sold short	(1,972,680)
Net realized loss on investment securities	(4,744,946)
Net cash provided from operating activities	4,289,892

Cash flows from financing activities:
Proceeds from Fund shares sold	11,659,253
Payment on Fund shares redeemed	(15,949,145)
Net cash used in financing activities	(4,289,892)

Net increase in cash	$—

Cash:
Beginning of year	$—
End of year	—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of an increase in receivable for fund shares sold of $219,068 and a decrease in payable for Fund shares redeemed of $7,493.

(a)Represents the period from October 1, 2017 through June 30, 2018.

The accompanying notes are an integral part of these financial statements.

38www.cogniosfunds.com

Cognios Funds

Statements of Changes in Net AssetsJune 30, 2018

	Cognios Large Cap Value Fund
	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Increase (decrease) in net assets from:
Operations:
Net investment income	$ 339,398	$ 238,796
Net realized gain on investments	3,694,608	163,064
Net change in unrealized appreciation (depreciation) on investments	(56,729)	1,751,149
Net increase in net assets resulting from operations	3,977,277	2,153,009

Distributions to shareholders from:
Net investment income - Investor Class	(256)	(1)
Net investment income - Institutional Class	(393,869)	(30,777)
Net realized capital gains - Investor Class	(2,618)	—
Net realized capital gains - Institutional Class	(3,647,389)	—
Total distributions	(4,044,132)	(30,778)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	(15,420,158)	38,353,688

Increase (decrease) in net assets	(15,487,013)	40,475,919

Net Assets:
Beginning of period (Note 1)	40,525,919	50,000

End of period	$ 25,038,906	$ 40,525,919
Undistributed net investment income	$ 153,291	$ 208,018

(a) The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201839

Cognios Funds

Statements of Changes in Net AssetsJune 30, 2018

	Cognios Large Cap Growth Fund
	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Increase (decrease) in net assets from:
Operations:
Net investment income	$ 49,257	$ 15,110
Net realized gain on investments	311,366	238,124
Net change in unrealized appreciation on investments	3,382,689	172,788
Net increase in net assets resulting from operations	3,743,312	426,022

Distributions to shareholders from:
Net investment income - Investor Class	(339)	(4)
Net investment income - Institutional Class	(20,271)	(2,884)
Net realized capital gains - Investor Class	(9,500)	—
Net realized capital gains - Institutional Class	(463,600)	—
Total distributions	(493,710)	(2,888)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	28,255,598	4,484,800

Increase in net assets	31,505,200	4,907,934

Net Assets:
Beginning of period (Note 1)	4,957,934	50,000

End of period	$ 36,463,134	$ 4,957,934
Undistributed net investment income	$ 40,287	$ 12,222

(a) The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

40www.cogniosfunds.com

Cognios Funds

Statements of Changes in Net AssetsJune 30, 2018

	Cognios Market Neutral Large Cap Fund
	For the Period Ended June 30, 2018(a)	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Increase (decrease) in net assets from:
Operations:
Net investment loss	$ (373,444)	$ (1,400,289)	$ (1,100,414)
Net realized gain (loss) on investments and securities sold short	4,744,946	(8,340,418)	2,060,468
Net change in unrealized appreciation (depreciation) on investments and securities sold short	1,972,680	3,394,982	(4,313,673)
Net increase in net assets resulting from operations	6,344,182	(6,345,725)	(3,353,619)

Distributions to shareholders from:
Net realized capital gains - Investor Class	—	(651,783)	(35,903)
Net realized capital gains - Institutional Class	—	(1,426,049)	(58,099)
Total distributions	—	(2,077,832)	(94,002)

Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(4,063,331)	(87,001,769)	144,071,360

Increase (decrease) in net assets	2,280,851	(95,425,326)	140,623,739

Net Assets:
Beginning of period (Note 1)	61,853,224	157,278,550	16,654,811

End of period	$ 64,134,075	$ 61,853,224	$ 157,278,550
Accumulated net investment loss	$ (81,501)	$ (675,014)	$ —

(a) Represents the period from October 1, 2017 through June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201841

Cognios Funds

Financial HighlightsJune 30, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Large Cap Value Fund
	Investor Class
	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Period	$ 10.79	$ 10.00

Investment Operations:
Net investment income	0.12	0.04
Net realized and unrealized gain on investments	1.29	0.75
Total from investment operations	1.41	0.79

Distributions:
From net investment income	(0.18)	0.00	(b)
From net realized capital gains	(1.79)	—
Total distributions	(1.97)	0.00

Net Asset Value, End of Period	$ 10.23	$ 10.79

Total Return(c)	13.58%	7.92%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 25	$ 11

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.62%	1.52%	(e)
After fees waived and expenses reimbursed	1.10%	1.10%	(e)

Ratio of net investment income:
After fees waived and expenses reimbursed	0.85%	0.79%	(e)

Portfolio turnover rate	84%	24%	(d)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Net investment income distributed by the Investor Class was less than $0.005 per share during the period ended June 30, 2017.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(d) Not annualized.

(e) Annualized.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)June 30, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Large Cap Value Fund
	Institutional Class
	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Period	$ 10.80	$ 10.00

Investment Operations:
Net investment income	0.20	0.06
Net realized and unrealized gain on investments	1.23	0.75
Total from investment operations	1.43	0.81

Distributions:
From net investment income	(0.19)	(0.01)
From net realized capital gains	(1.79)	—
Total distributions	(1.98)	(0.01)

Net Asset Value, End of Period	$ 10.25	$ 10.80

Total Return(b)	13.87%	8.09%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 25,014	$ 40,514

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.37%	1.27%	(d)
After fees waived and expenses reimbursed	0.85%	0.85%	(d)

Ratio of net investment income:
After fees waived and expenses reimbursed	1.10%	1.04%	(d)

Portfolio turnover rate	84%	24%	(c)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201843

Cognios Funds

Financial Highlights (continued)June 30, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Large Cap Growth Fund
	Investor Class
	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Period	$ 11.19	$ 10.00

Investment Operations:
Net investment income	0.03	0.02
Net realized and unrealized gain on investments	2.83	1.18
Total from investment operations	2.86	1.20

Distributions:
From net investment income	(0.04)	(0.01)
From net realized capital gains	(1.03)	—
Total distributions	(1.07)	(0.01)

Net Asset Value, End of Period	$ 12.98	$ 11.19

Total Return(b)	26.50%	11.98%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 9,462	$ 10

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.76%	3.42%	(d)
After fees waived and expenses reimbursed	1.15%	1.15%	(d)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	0.04%	0.30%	(d)

Portfolio turnover rate	221%	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)June 30, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Large Cap Growth Fund
	Institutional Class
	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
Net Asset Value, Beginning of Period	$ 11.20	$ 10.00

Investment Operations:
Net investment income	0.04	0.04
Net realized and unrealized gain on investments	2.86	1.17
Total from investment operations	2.90	1.21

Distributions:
From net investment income	(0.05)	(0.01)
From net realized capital gains	(1.03)	—
Total distributions	(1.08)	(0.01)

Net Asset Value, End of Period	$ 13.02	$ 11.20

Total Return(b)	26.84%	12.14%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 27,001	$ 4,948

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.51%	3.17%	(d)
After fees waived and expenses reimbursed	0.90%	0.90%	(d)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	0.29%	0.55%	(d)

Portfolio turnover rate	221%	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201845

Cognios Funds

Financial Highlights (continued)June 30, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Market Neutral Large Cap Fund
	Investor Class
	For the Period Ended June 30, 2018(b)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Net Asset Value, Beginning of Year/Period	$ 9.32		$ 9.93	$ 9.68

Investment Operations:
Net investment income(c)	(0.08)		(0.13)	(0.15)
Net realized and unrealized gain on investments	1.07		(0.33)	0.45
Total from investment operations	0.99		(0.46)	0.30

Distributions:
From net investment income	—		—	—
From net realized capital gains	—		(0.15)	(0.05)
Total distributions	—		(0.15)	(0.05)

Net Asset Value, End of Year/Period	$ 10.31		$ 9.32	$ 9.93

Total Return(d)	10.62%	(e)	(4.65)%	3.15%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$ 19,771		$ 22,997	$ 43,779

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	4.09%	(f)	3.87%	4.07%
Expenses after fees waived and expenses reimbursed	3.66%	(f) (i)	3.72%	3.80%
Net investment loss after fees waived and expenses reimbursed	(0.98)%	(f)	(1.42)%	(1.53)%

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.30%	(f)	2.10%	2.22%
Expenses after fees waived and expenses reimbursed	1.87%	(f) (i)	1.95%	1.95%
Net investment income (loss) after fees waived and expenses reimbursed	0.81%	(f)	0.35%	0.32%

Portfolio turnover rate	104%	(e)	277%	250%

(a)The Cognios Market Neutral Large Cap Fund commenced operations on January 2, 2013.

(b)Represents the period from October 1, 2017 through June 30, 2018.

(c)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(d)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(e)Not annualized.

(f)Annualized.

(g)Contractual expense limitation changed from 2.25% to 1.95% effective April 1, 2015.

(h)During the year ended September 30, 2015, 0.31% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(i)Contractual expense limitation changed from 1.95% to 1.70% effective May 5, 2018.

The accompanying notes are an integral part of these financial statements.

46www.cogniosfunds.com

Cognios Funds

Financial Highlights (continued)June 30, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Market Neutral Large Cap Fund
	Investor Class
	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
Net Asset Value, Beginning of Year/Period	$ 10.77		$ 9.93	$ 10.00

Investment Operations:
Net investment income(c)	(0.20)		(0.17)	(0.12)
Net realized and unrealized gain on investments	0.60		1.35	0.05
Total from investment operations	0.40		1.18	(0.07)

Distributions:
From net investment income	—		—	—
From net realized capital gains	(1.49)		(0.34)	—
Total distributions	(1.49)		(0.34)	—

Net Asset Value, End of Year/Period	$ 9.68		$ 10.77	$ 9.93

Total Return(d)	4.47%	(h)	12.12%	(0.70)%	(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$ 6,253		$ 5,699	$ 5,067

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	6.06%		6.16%	6.27%	(f)
Expenses after fees waived and expenses reimbursed	4.12%	(g)	4.26%	4.13%	(f)
Net investment loss after fees waived and expenses reimbursed	(2.06)%		(1.71)%	(1.69)%	(f)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	4.04%		4.15%	4.38%	(f)
Expenses after fees waived and expenses reimbursed	2.10%	(g)	2.25%	2.25%	(f)
Net investment income (loss) after fees waived and expenses reimbursed	(0.04)%		0.30%	0.19%	(f)

Portfolio turnover rate	291%		461%	155%	(e)

(a)The Cognios Market Neutral Large Cap Fund commenced operations on January 2, 2013.

(b)Represents the period from October 1, 2017 through June 30, 2018.

(c)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(d)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(e)Not annualized.

(f)Annualized.

(g)Contractual expense limitation changed from 2.25% to 1.95% effective April 1, 2015.

(h)During the year ended September 30, 2015, 0.31% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(i)Contractual expense limitation changed from 1.95% to 1.70% effective May 5, 2018.

The accompanying notes are an integral part of these financial statements.

Annual Report | June 30, 201847

Cognios Funds

Financial Highlights (continued)June 30, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Market Neutral Large Cap Fund
	Institutional Class
	For the Period Ended June 30, 2018(b)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Net Asset Value, Beginning of Year/Period	$ 9.44		$ 10.02	$ 9.76

Investment Operations:
Net investment income(c)	(0.05)		(0.11)	(0.13)
Net realized and unrealized gain on investments	1.07		(0.32)	0.44
Total from investment operations	1.02		(0.43)	0.31

Distributions:
From net investment income	—		—	—
From net realized capital gains	—		(0.15)	(0.05)
Total distributions	—		(0.15)	(0.05)

Net Asset Value, End of Year/Period	$ 10.46		$ 9.44	$ 10.02

Total Return(d)	10.81%	(e)	(4.31)%	3.23%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$ 44,363		$ 38,856	$ 113,499

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	3.84%	(f)	3.62%	3.83%
Expenses after fees waived and expenses reimbursed	3.41%	(f) (i)	3.47%	3.55%
Net investment loss after fees waived and expenses reimbursed	(0.73)%	(f)	(1.14)%	(1.30)%

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.05%	(f)	1.85%	1.98%
Expenses after fees waived and expenses reimbursed	1.62%	(f) (i)	1.70%	1.70%
Net investment income after fees waived and expenses reimbursed	1.06%	(f)	0.63%	0.55%

Portfolio turnover rate	104%	(e)	277%	250%

(a)The Cognios Market Neutral Large Cap Fund commenced operations on January 2, 2013.

(b)Represents the period from October 1, 2017 through June 30, 2018.

(c)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(d)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(e)Not annualized.

(f)Annualized.

(g)Contractual expense limitation changed from 2.00% to 1.70% effective April 1, 2015.

(h)During the year ended September 30, 2015, 0.33% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(i)Contractual expense limitation changed from 1.70% to 1.45% effective May 5, 2018.

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)June 30, 2018

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the periods indicated.

	Cognios Market Neutral Large Cap Fund
	Institutional Class
	For the Year Ended September 30, 2015		For the Year Ended September 30, 2014	For the Period Ended September 30, 2013(a)
Net Asset Value, Beginning of Year/Period	$ 10.82		$ 9.95	$ 10.00

Investment Operations:
Net investment income(c)	(0.18)		(0.14)	(0.10)
Net realized and unrealized gain on investments	0.61		1.35	0.05
Total from investment operations	0.43		1.21	(0.05)

Distributions:
From net investment income	—		—	—
From net realized capital gains	(1.49)		(0.34)	—
Total distributions	(1.49)		(0.34)	—

Net Asset Value, End of Year/Period	$ 9.76		$ 10.82	$ 9.95

Total Return(d)	4.77%	(h)	12.41%	(0.50)%	(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$ 10,402		$ 8,907	$ 6,128

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	5.81%		5.45%	6.02%	(f)
Expenses after fees waived and expenses reimbursed	3.86%	(g)	4.01%	3.88%	(f)
Net investment loss after fees waived and expenses reimbursed	(1.80)%		(1.37)%	(1.42)%	(f)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	3.79%		3.43%	4.13%	(f)
Expenses after fees waived and expenses reimbursed	1.84%	(g)	2.00%	2.00%	(f)
Net investment income after fees waived and expenses reimbursed	0.21%		0.65%	0.46%	(f)

Portfolio turnover rate	291%		461%	155%	(e)

(a)The Cognios Market Neutral Large Cap Fund commenced operations on January 2, 2013.

(b)Represents the period from October 1, 2017 through June 30, 2018.

(c)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(d)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(e)Not annualized.

(f)Annualized.

(g)Contractual expense limitation changed from 2.00% to 1.70% effective April 1, 2015.

(h)During the year ended September 30, 2015, 0.33% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(i)Contractual expense limitation changed from 1.70% to 1.45% effective May 5, 2018.

Annual Report | June 30, 201849

Cognios Funds

Notes to the Financial StatementsJune 30, 2018

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Large Cap Growth Fund (the “Growth Fund”) and Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”), (collectively, the “Funds”) are each a series of M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Pursuant to a reorganization that took place on May 7, 2018, the Market Neutral Fund is a successor by merger to a series of ALPS Series Trust (the “Predecessor Fund”).

The Value Fund’s and the Growth Fund’s investment objectives are long-term growth of capital. The investment objective of the Market Neutral Fund is long-term growth of capital independent of stock market direction. The Value Fund and the Growth Fund are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Market Neutral Fund is a diversified Fund. The Funds’ investment adviser is Cognios Capital, LLC (the “Adviser”).

The Funds each have two classes of shares, Investor Class Shares and Institutional Class Shares. The Value and the Growth Fund’s Investor Class Shares and Institutional Class Shares commenced operations on October 3, 2016. The Market Neutral Fund’s Investor Class Shares and Institutional Class Shares commenced operations on January 2, 2013.

Income and realized/unrealized gains or losses are allocated to each class of each Fund on the basis of the net asset value of each class in relation to the net asset value of its Fund.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of certain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed each Fund’s tax positions taken on all open tax years (tax year ended June 30, 2017 for the Value Fund and Growth Fund and for the years ended September 30, 2015, September 30, 2016 and September 30, 2017 for the Market Neutral Fund) and expected to be taken as of and during the year ended June 30, 2018, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the year ended June 30, 2018, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

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Cognios Funds

Notes to the Financial StatementsJune 30, 2018

c)Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

d)Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the year ended June 30, 2018.

e)Short Sales – The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

g)Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across the Funds, or to the individual Funds based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

Annual Report | June 30, 201851

Cognios Funds

Notes to the Financial StatementsJune 30, 2018

h)Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2. INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

52www.cogniosfunds.com

Cognios Funds

Notes to the Financial StatementsJune 30, 2018

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2018:

Categories(a)	Level 1	Level 2	Level 3	Total
Value Fund: Assets:
Common Stock(b)	$ 24,487,982	—	—	$ 24,487,982
Total Investments in Securities	$ 24,487,982	—	—	$ 24,487,982
Growth Fund: Assets:
Common Stock(b)	$ 35,411,560	—	—	$ 35,411,560
Total Investments in Securities	$ 35,411,560	—	—	$ 35,411,560
Market Neutral Fund: Assets:
Common Stock(b)	$ 76,398,167	—	—	$ 76,398,167
Short-Term Investments	1,260,905	—	—	1,260,905
Total Investments in Securities	77,659,072	—	—	77,659,072
Liabilities:
Common Stock(b)	$ 44,750,080	—	—	$ 44,750 080
Total Securities Sold Short(b)	$ 44,750,080	—	—	$ 44,750 080

(a)As of and during the year ended June 30, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments and Schedule of Securities Sold Short.

Annual Report | June 30, 201853

Cognios Funds

Notes to the Financial StatementsJune 30, 2018

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the year ended June 30, 2018.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock during the year ended June 30, 2018 for the Value Fund and the Growth Fund, and during the nine-month period ended June 30, 2018 for the Market Neutral Fund were as follows:

Value Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	1,270	(184)		279	1,365
Value	$13,350	$(2,028)		$2,775	$14,097
Institutional Class Shares
Shares	30,211	(1,748,424	)(a)	406,565	(1,311,648)
Value	$334,137	$(19,809,651	)(a)	$4,041,259	$(15,434,255)

Growth Fund:	Sold	Redeemed	Reinvested	Net Increase
Investor Class Shares
Shares	786,139	(58,604)	657	728,192
Value	$9,591,017	$(731,930)	$7,747	$8,866,834
Institutional Class Shares
Shares	1,603,413	(11,755)	40,760	1,632,418
Value	$19,049,787	$(142,392)	$481,369	$19,388,764

Market Neutral Fund:	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	331,568	(881,260)	—	(549,692)
Value	$3,262,766	$(8,737,347)	$—	$(5,474,581)
Institutional Class Shares
Shares	849,123	(724,243)	—	124,880
Value	$8,615,555	$(7,204,305)	$—	$1,411,250

(a)Represents an in-kind redemption paid on November 13, 2017, which represented 46.21% of the Value Fund’s net assets. A pro-rata portion of the Value Fund’s portfolio investments were transferred as payment of the in-kind redemption per procedures adopted by the Trust’s Board of Trustees.

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Cognios Funds

Notes to the Financial StatementsJune 30, 2018

Transactions in shares of capital stock for the Value Fund and the Growth Fund during the period from October 3, 2016 (commencement of operations) through June 30, 2017, and for the Market Neutral Fund during the year ended September 30, 2017 were as follows:

Value Fund:	Contributions In-Kind	Sold	Redeemed	Reinvested*	Net Increase
Investor Class Shares
Shares	—	560	—	—	560
Value	$—	$6,000	$—	$1	$6,001
Institutional Class Shares
Shares	3,655,631	89,725	(4)	2,956	3,748,308
Value	$37,397,104	$919,847	$(41)	$30,777	$38,347,687

Growth Fund:	Contributions In-Kind	Sold	Redeemed	Reinvested*	Net Increase
Investor Class Shares
Shares	—	364	—	—	364
Value	$—	$4,000	$—	$4	$4,004
Institutional Class Shares
Shares	148,562	288,432	—	278	437,272
Value	$1,485,622	$2,992,289	$—	$2,885	$4,480,796

Market Neutral Fund:	Contributions In-Kind	Sold	Redeemed	Reinvested*	Net Decrease
Investor Class Shares
Shares	—	1,444,959	(3,454,438)	66,044	(1,943,435)
Value	$—	$13,810,913	$(32,642,780)	$630,723	$(18,201,144)
Institutional Class Shares
Shares	—	2,715,596	(10,064,766)	140,000	(7,209,170)
Value	$—	$26,032,387	$(96,184,014)	$1,351,002	$(68,800,625)

*Dividend reinvestments were 0.108 shares for the Value Fund’s Investor Class Shares and 0.355 shares for the Growth Fund’s Investor Class Shares.

Annual Report | June 30, 201855

Cognios Funds

Notes to the Financial StatementsJune 30, 2018

Transactions in shares of capital stock for the Market Neutral Fund during the year ended September 30, 2016 were as follows:

Market Neutral Fund:	Contributions In-Kind	Sold	Redeemed	Reinvested*	Net Decrease
Investor Class Shares
Shares	—	6,180,973	(2,419,405)	3,666	3,765,234
Value	$—	$63,300,469	$(24,373,872)	$35,674	$38,962,271
Institutional Class Shares
Shares	—	11,428,697	(1,173,940)	5,642	10,260,399
Value	$—	$117,037,344	$(11,983,550)	$55,295	$105,109,089

4. INVESTMENT TRANSACTIONS

For the year ended June 30, 2018 for the Value Fund and the Growth Fund, and for the nine month period ended June 30, 2018 for the Market Neutral Fund, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales (Long-Term)	Sales (In-kind)
Value Fund	$26,210,867	$25,401,449	$19,809,651
Growth Fund	71,566,591	44,612,923	—
Market Neutral Fund	78,625,926	87,873,138	—

There were no government securities purchased or sold during the year/period.

5. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of each Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
Value Fund	0.65%	$199,993
Growth Fund	0.70%	142,553
Market Neutral Fund*	1.40%	683,067

*Prior to the reorganization, the Predecessor Fund paid the Adviser a fee of 1.50% based on the Fund’s average daily net assets.

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Cognios Funds

Notes to the Financial StatementsJune 30, 2018

The Adviser and the Funds have entered into an Expense Limitation Agreement (“Expense Agreements”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments, if any, under the Rule 12b-1 Plan) to not more than the following average daily net assets of each of the Funds through October 31, 2018 for the Value Fund and the Growth Fund and through October 31, 2020 for the Market Neutral Fund:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Value Fund	0.85%	$158,243	$—
Growth Fund	0.90%	99,798	—
Market Neutral Fund**	1.45%	197,885	—

**Prior to the reorganization, the Adviser has agreed contractually to reduce the fees payable to it under the Advisory Agreement with the Predecessor Fund (but not below zero) and/or reimburse other expenses of the Predecessor Fund attributable to services provided by the Predecessor Fund’s administrator and its affiliates to the extent necessary to limit the Total Annual Fund Operating Expenses of each of the Investor Class and Institutional Class shares of the Predecessor Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification amounts, borrowing costs, brokerage expenses and dividend expenses on securities sold short, distribution/12b-1 fees and extraordinary expenses) to 1.70% of the Predecessor Fund’s average annual net assets.

Subject to approval by the Funds’ Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the date of such waiver provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

At June 30, 2018, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below are as follows:

Fund	June 30, 2020	June 30, 2021	Totals
Value Fund	$97,135	$158,243	$255,378
Growth Fund	61,862	99,798	161,660
Market Neutral Fund	—	62,226	62,226

The Funds have entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio investments; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

Annual Report | June 30, 201857

Cognios Funds

Notes to the Financial StatementsJune 30, 2018

For the year ended June 30, 2018 for the Value Fund and the Growth Fund, and for the period from May 5, 2018 through June 30, 2018 for the Market Neutral Fund, the Funds accrued fees pursuant to the Services Agreement as follows:

Fund	Services Agreement Fees Accrued
Value Fund	$119,524
Growth Fund	92,782
Market Neutral Fund	25,820

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Funds. During the year ended June 30, 2018 for the Value Fund and the Growth Fund, and during the period from May 5, 2018 through June 30, 2018 for the Market Neutral Fund, M3Sixty waived fees as follows:

Fund	Services Agreement Fees Waived
Value Fund	$—
Growth Fund	25,173
Market Neutral Fund	2,500

Certain officers and an Interested Trustee of the Trust are also employees or officers of M3Sixty.

Prior to the reorganization, ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) served as administrator, transfer agent, chief compliance officer and principal financial officer to the Predecessor Fund and received customary fees for providing those services.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

Prior to the reorganization, the Distributor acted as the principal underwriter of the Predecessor Fund’s shares pursuant to a Distribution Agreement with ALPS Series Trust.

The Funds have adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. Under the Plan, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Funds’ shares, or for other expenses associated with distributing the Funds’ shares. The Funds may expend up to 0.25% for Investor Class shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

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Cognios Funds

Notes to the Financial StatementsJune 30, 2018

For the year ended June 30, 2018 for the Value Fund and the Growth Fund, and for the period from May 5, 2018 through June 30, 2018 for the Market Neutral Fund, the Funds accrued 12b-1 expenses attributable to Investor Class shares as follows:

Fund	12b-1 Fees Accrued
Value Fund	$43
Growth Fund	10,995
Market Neutral Fund	7,645

Prior to the reorganization, the Predecessor Fund had adopted a Distribution and Services Plan (the “Predecessor Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. The Predecessor Plan allowed the Predecessor Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Predecessor Plan permitted payment for services in connection with the administration of plans or programs that used Investor Class shares of the Predecessor Fund, if any, as their funding medium and for related expenses. The Plan permitted the Predecessor Fund to make total payments at an annual rate of up to 0.25% of the Predecessor Fund’s average daily net assets attributable to its Investor Class shares. During the period from October 1, 2017 through May 4, 2018, the Predecessor Fund accrued $32,424 of 12b-1 expenses attributable to its Investor Class shares.

6. TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments and securities sold short at June 30, 2018 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$ 22,697,120	$ 2,621,831	$ (830,969)	$ 1,790,862
Growth Fund	31,869,868	3,877,838	(336,146)	3,541,692
Market Neutral Fund	32,288,200	8,064,502	(7,443,710)	620,792

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales, tax classifications of certain investments and the tax treatment of the cost of securities received as in-kind subscriptions and distributed as in-kind redemptions.

As of June 30, 2018, the components of distributable earnings presented on an income tax basis were as follows:

Annual Report | June 30, 201859

Cognios Funds

Notes to the Financial StatementsJune 30, 2018

Fund	Deferred Post-October and Late Year Loss	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
Value Fund	$ —	$ —	$ 636,477	$1,677,314	$1,790,862	$4,104,653
Growth Fund	—	—	237,791	27,518	3,541,692	3,807,001
Market Neutral Fund	(81,501)	(4,210,126)	—	—	620,792	(3,670,835)

As of June 30, 2018, the Value Fund and the Growth Fund had no capital loss carryforwards for federal income tax purposes. The Market Neutral Fund had $4,210,126 of non-expiring short-term capital loss carryforwards for federal income tax purposes available to offset future capital gains.

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed realized gains and paid-in capital on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of differing book/tax treatment of capital gains from sales of investments received from in-kind subscriptions, net operating loss, REIT adjustments and dividends on securities sold short. As of June 30, 2018, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

Fund	Undistributed Net Investment Income	Undistributed Net Realized Gain	Paid-in Capital
Value Fund	$ —	$ (1,055,435)	$ 1,055,435
Growth Fund	(582)	582	—
Market Neutral Fund	966,957	(23,223)	(943,734)

The tax character of distributions paid by the Value Fund and the Growth Fund during the year ended June 30, 2018, and for the Market Neutral Fund during the nine-month period ended June 30, 2018, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$3,538,592	$505,540
Growth Fund	3,241	490,469
Market Neutral Fund	—	—

The tax character of distributions paid by the Value Fund and the Growth Fund during the period from October 3, 2016 (commencement of operations) through June 30, 2017, and for the Market Neutral Fund during the year ended September 30, 2017, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$ —	$ 30,778
Growth Fund	—	2,888
Market Neutral Fund	481,884	1,595,948

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Cognios Funds

Notes to the Financial StatementsJune 30, 2018

7. NON-DIVERSIFIED FUNDS

The Value Fund and the Growth Fund are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting interest creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2018, the Value Fund, Growth Fund and Market Neutral Fund had omnibus shareholder accounts which amounted to more than 25% of the total shares outstanding of each respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Funds.

9. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10. SUBSEQUENT EVENTS

On August 7, 2018, the Value Fund paid redemption proceeds in part by a distribution-in-kind of readily marketable securities. The amount of the redemption was $5,042,833, which represented 19.45% of the Value Fund’s net assets, and was paid in part by a distribution-in-kind of $5,023,716 and cash of $19,117.

Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Annual Report | June 30, 201861

Cognios Funds

Notes to the Financial StatementsJune 30, 2018

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Audit Committee of the Board of Trustees of the Trust (the “Board”) has approved and selected (and the Board has approved) BBD, LLP (“BBD”) to replace Cohen & Company, Ltd. (“Cohen”) as the Funds’ independent registered public accounting firm for the Funds’ fiscal year/periods ended June 30, 2018. Through the past fiscal year/periods and through the date of Cohen’s replacement as auditor of the Funds, the Funds had no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Cohen would have caused Cohen to make reference to the disagreement in a Cohen report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934. With respect to the Funds, Cohen’s audit opinions, including for the fiscal period ended June 30, 2017 for the Value Fund and the Growth Fund and the fiscal year ended September 30, 2017 for the Market Neutral Fund, have not contained either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year/period of the Funds, neither the Funds nor anyone on their behalf has consulted BBD on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Funds’ financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

Pursuant to a transaction that closed on May 7, 2018, the Market Neutral Fund (the “Successor Fund”) commenced operations in the Trust as a successor to a mutual fund of the same name (the “Predecessor Fund”) that was a series of ALPS Series Trust (the “Predecessor Trust”). On June 5, 2017, the Predecessor Trust ended its accounting relationship with KPMG LLP (“KPMG”) as its independent registered public accounting firm. KPMG had served as the Predecessor Fund’s independent registered public accounting firm since it commenced operations on January 2, 2013. In August 2017, the Predecessor Trust replaced KPMG with Cohen, as the Predecessor Fund’s independent registered public accounting firm beginning with the Predecessor Fund’s financial statements for the fiscal year ended September 30, 2017.

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Cognios Funds

Report of Independent Registered Public Accounting Firm June 30, 2018

To the Board of Trustees of M3Sixty Funds Trust and the Shareholders of Cognios
Large Cap Value Fund, Cognios Large Cap Growth Fund, and Cognios Market Neutral Large Cap Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Cognios Large Cap Value Fund, Cognios Large Cap Growth Fund, and Cognios Market Neutral Large Cap Fund, each a series of shares of beneficial interest in M3Sixty Funds Trust (the “Funds”), including the schedules of investments, as of June 30, 2018, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the year or period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, and the results of their operations, cash flows, changes in their net assets, and their financial highlights for the year or period then ended in conformity with accounting principles generally accepted in the United States of America.

The statements of operations, cash flows, changes in net assets and financial highlights for each of the years or periods ended prior to June 30, 2018 were audited by other auditors, whose reports dated August 29, 2017 and November 29, 2017, expressed unqualified opinions on such financial statements.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the M3Sixty Funds Trust since 2018.

Philadelphia, Pennsylvania
August 29, 2018

Annual Report | June 30, 201863

Cognios Funds

Additional InformationJune 30, 2018

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. SHAREHOLDER TAX INFORMATION

The tax character of distributions paid by the Value Fund and the Growth Fund during the year ended June 30, 2018, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$3,538,592	$30,778
Growth Fund	3,241	2,888

There were no distributions paid by the Market Neutral Fund during the nine-month period ended June 30, 2018.

Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

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Cognios Funds

Trustees and OfficersJune 30, 2018 (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling 888-553-4233.

Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	Since 2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm)(1981–2002).	Three	PNC Funds (30 Portfolios) PNC Advantage Fund (3 Portfolios) PNC Alternative Strategies Fund LLC (1 Portfolio)
Steven D. Poppen – 1968	Trustee	Since 2015	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization)(1998–present).	Three	None
Tobias Caldwell - 1967	Trustee	Since 2016

Managing Member, Genovese Family Enterprises, LLC (family office) (1999-present); Managing Member, PTL Real Estate LLC (real estate/investment firm) (2000-present); Manager Member, Bear Properties, LLC (real estate firm) (2006-present).

				Three	Strategy Shares (2016– present) (4 funds); Mutual Fund & Variable Insurance Trust (2010–present) (9 funds); Mutual Fund Series Trust (2006-present) (40 funds)

Annual Report | June 30, 201865

Cognios Funds

Trustees and OfficersJune 30, 2018 (Unaudited)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Interested Trustee*
Randall K. Linscott - 1971	Trustee and President	Since 2015

Chief Executive Officer, M3Sixty Administration, LLC (2013-present); Chief Operating Officer, M3Sixty Administration LLC (2011-2013); Managing Member, M3Sixty Holdings, LLC (2011-present); Division Vice President, Boston Financial Data Services (2005-2011).

				Three	360 Funds (12 portfolios)

*The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Name and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
András P. Teleki - 1971	Chief Compliance Officer and Secretary	Since 2016

Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC, and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, 360 Funds (2015-present); Chief Compliance Officer and Secretary, WP Trust (2016-present); Secretary, Monteagle Funds (2015-2016); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015-2016); Partner, K&L Gates (2001-2015).

				N/A	N/A

66www.cogniosfunds.com

Cognios Funds

Trustees and OfficersJune 30, 2018 (Unaudited)

Name and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Justin J. Thompson – 1983	Treasurer	Since 2017

Director of Fund Accounting & Administration, M3Sixty Administration, LLC; (September 2017-present); Treasurer, WP Trust (October 2017-present); Treasurer, Capital Management Investment Trust (October 2017-present);

Treasurer, 360 Funds (October 2017-present); Fund Accountant, M3Sixty Administration, LLC (June 2016-September 2017); Core Accounting Officer, State Street Bank (2014-June 2016); Client Operations and Core Accounting Manager, State Street Bank

(2012-2014).

				N/A	N/A
Larry E. Beaver, Jr. - 1969	Assistant Treasurer	Since 2017

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC

(2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-Present); Assistant Treasurer , 360 Funds (2007-July 2017); Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds (2007-July 2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).

				N/A	N/A

Annual Report | June 30, 201867

Cognios Funds

Trustees and OfficersJune 30, 2018 (Unaudited)

Name and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Brandon J. Byrd - 1981	Assistant Secretary and Anti-Money Laundering (“AML”) Officer	Since 2015

Chief Operating Officer, M3Sixty Administration LLC (2012-present); Chief Operations Officer, Matrix Capital Group, Inc. (2015-present); Assistant Secretary and Assistant Treasurer, WP Trust (2016-present); Assistant Secretary and AML Compliance Officer, 360 Funds

(2013-present); Assistant Secretary and AML Compliance Officer, Monteagle Funds (2013-2016); Assistant Secretary and AML Compliance Officer, Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010-2012).

				N/A	N/A
	Vice President	Since 2018
John H. Lively - 1969	Assistant Secretary	Since 2017	Managing Partner, Practus, LLP (formerly, The Law Offices of John H. Lively & Associates, Inc.) (law firm) (2010-present).	N/A	N/A
Ted Akins - 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present)	N/A	N/A

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” receives a fee of $1,500 per Fund each year plus $200 per Fund per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

68www.cogniosfunds.com

Cognios Funds

Trustees and OfficersJune 30, 2018 (Unaudited)

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$ 1,725	None	None	$ 3,450
Steve Poppen	1,725	None	None	3,450
Tobias Caldwell	1,725	None	None	3,450
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers three (3) series of shares.

2Amounts presented were paid by the Value Fund and the Growth Fund. Figures are for the year ended June 30, 2018. There were no amounts paid by the Market Neutral Fund during the period from May 5, 2018 through June 30, 2018.

Annual Report | June 30, 201869

Cognios Funds

Board Approval of Investment Advisory Agreement for the
Cognios Market Neutral Large Cap Fund

At a meeting held on January 31, 2018 (the “Meeting”), the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement between the Trust and Cognios Capital, LLC (the “Adviser”) in regard to the Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) (the “Advisory Agreement”).

The Board reflected on its discussions with the representatives from the Adviser regarding the Advisory Agreement, the expense limitation agreement and the manner in which the Market Neutral Fund is to be managed. The Board then reflected on the fact that the Market Neutral Fund has, to date, been operating in ALPS Series Trust (the “Predecessor Trust”), and the Board considered the operations of the Cognios Market Neutral Large Cap Fund, a series of the Predecessor Trust (the “Predecessor Fund”), and the Adviser’s services to the Predecessor Fund. Legal Counsel to the Trust (“Counsel”) referred the Trustees to the Meeting materials, which included, among other things, a memorandum from Counsel addressing the duties of the Trustees regarding the approval of the Advisory Agreement, a request letter from Counsel to the Adviser and the Adviser’s responses to that request letter, a copy of the Adviser’s financial information, a fee comparison analysis for the Market Neutral Fund and comparable mutual funds and the Advisory Agreement and expense limitation agreement. Counsel reviewed with the Board the memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement between the Trust and the Adviser with respect to the Market Neutral Fund. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreement, including the following material factors: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Predecessor Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Market Neutral Fund; (iv) the extent to which economies of scale would be realized if the Market Neutral Fund grows and whether advisory fee level reflects those economies of scale for the benefit of the Market Neutral Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

The Board had requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser , including financial information, a description of personnel and the services provided to the Market Neutral Fund, information on investment advice, performance, summaries of Market Neutral Fund’s expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Market Neutral Fund; (iii) the anticipated effect of size on the Market Neutral Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Market Neutral Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

(1)The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Market Neutral Fund (and those that had been provided to the Predecessor Fund) including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Market Neutral Fund’s investment objectives and limitations; the Adviser’s coordination of

70www.cogniosfunds.com

Cognios Funds

Board Approval of Investment Advisory Agreement for the
Cognios Market Neutral Large Cap Fund

services for the Market Neutral Fund among the Market Neutral Fund’s service providers; and the anticipated efforts to promote the Market Neutral Fund, grow its assets and assist in the distribution of the Market Neutral Fund’s shares. The Board also considered the services provided by the Adviser to the Predecessor Fund, as well as those anticipated to be provided to the Market Neutral Fund. The Board considered: the Adviser’s staffing, personnel and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent and nature of the services to be provided by the Adviser were satisfactory and adequate for the Market Neutral Fund.

(2)Investment Performance of the Market Neutral Fund and the Adviser.

The Board noted that although Market Neutral Fund has not yet commenced operations in the Trust and no investment performance was available, the performance of the Predecessor Fund was available. The Board compared the performance of the Predecessor Fund for various periods during the Predecessor Fund’s existence with the performance of its respective benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Adviser’s management of the Predecessor Fund with its investment objectives and policies.

The Board noted that the Predecessor Fund underperformed its category mean and median for the 1-year and 3-year periods ended September 30, 2017, but was within the range for the category that was considered. The Board also noted that in comparison to HFRX Equity Market Neutral Index for the period ended December 31, 2017, the Predecessor Fund had outperformed the index for the 1-year, 5-year and since inception (December 31, 2012) periods but in comparison to the S&P 500® Total Return Index, the Predecessor Fund had underperformed the index for the same periods. The Board considered the Adviser’s rationale for lagging the category mean and median, as well as for its performance relative to the S&P 500® Total Return Index, and it determined that the Predecessor Fund’s performance was acceptable. The Board determined that the new cost structure for the Market Neutral Fund would hopefully create less drag on performance and therefore help returns.

The Trustees also considered the performance of the Predecessor Fund relative to the prior performance of a composite representing separate accounts managed by the Adviser having substantially similar strategies as the Predecessor Fund/ Market Neutral Fund. Based on these considerations, the Board determined that the performance of the Market Neutral Fund (i.e., the Predecessor Fund) was acceptable.

(3)The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Market Neutral Fund.

Capital from the relationship with the Market Neutral Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Market Neutral Fund, the Trustees considered: the Adviser’s staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Market Neutral Fund by the Adviser and its principals; the expected asset levels of the Market Neutral Fund; and the projected overall expenses of the Market Neutral Fund. The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm. The Trustees noted that the Adviser was profitable. The Trustees considered

Annual Report | June 30, 201871

Cognios Funds

Board Approval of Investment Advisory Agreement for the
Cognios Market Neutral Large Cap Fund

the fees and expenses of the Market Neutral Fund and those of the Predecessor Fund (including the management fees) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management and its size, among other factors. The Trustees noted that the management fee for the Market Neutral Fund was above that of the category mean and median, but that the management fee was within the range for the categories that were considered. The Board noted other efforts on the part of the Adviser to control expenses for the Market Neutral Fund with respect to the services provided by the other services providers to the Market Neutral Fund. Notwithstanding the fee level of the Market Neutral Fund relative to the category mean and median, the Trustees determined that in light of the services to be provided by the Adviser to the Market Neutral Fund, the management fee was fair and reasonable and could have been negotiated at arms-length light of all the surrounding circumstances.

(4)The extent to which economies of scale would be realized as the Market Neutral Fund grow and whether advisory fee levels reflect these economies of scale for the benefit of the Market Neutral Fund’s investors.

In this regard, the Board considered the Market Neutral Fund’s fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Market Neutral Fund would benefit from the expense limitation arrangement in place for the Market Neutral Fund. The Trustees expressed the view that benefits associated with the expense limitation arrangements were more valuable to shareholders while assets were at lower levels than breakpoints in that each dollar invested benefits from the Adviser’s commitment to contain costs, whereas breakpoint structures typically require a fund to reach significant asset levels in order to realize lower costs. The Trustees also noted that the Market Neutral Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser, which they noted that the Adviser had been involved in negotiating the arrangements for the Market Neutral Fund. Following further discussion of the Market Neutral Fund’s expected asset levels, expectations for growth and levels of fees, the Board determined that the Market Neutral Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Market Neutral Fund; that the Adviser does not utilize soft dollars or rely on research from brokers to implement its investment strategy; the basis of decisions to buy or sell securities for the Market Neutral Fund and/or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. It was noted in the materials provided by the Adviser that the Adviser is affiliated with a company but the company is neither a broker dealer nor a publicly traded company. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Adviser receives no benefits or detriments that may be derived from its relationship to the Market Neutral Fund, other than receipt of advisory fees and potential brand awareness and lower trading costs to the extent the assets under management increases.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Market Neutral Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Market Neutral Fund.

M3SIXTY FUNDS TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Cognios Capital, LLC

11250 Tomahawk Creek Parkway

Leawood, KS 66211

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

MUFG Union Bank®, N.A.

350 California Street

20th Floor

San Francisco, CA 94104

Must be accompanied or preceded by a prospectus.

The Cognios Funds are distributed by ALPS Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Kelley J. Brennan serves on its audit committee as the "audit committee financial expert" as defined in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $33,000 with respect to each of the Funds’ fiscal year ended June 30, 2018, $22,000 with respect to Value Fund’s and the Growth Fund’s fiscal year ended June 30, 2017, $14,000 with respect to the Market Neutral Fund’s fiscal year ended September 30, 2017 and $15,650 with respect to the Market Neutral Fund’s fiscal year ended September 30, 2016. The June 30, 2018 fees were paid to BBD, LLP. The June 30, 2017 and September 30, 2017 fees were paid to Cohen & Co. Ltd. The September 30, 2016 fees were paid to KPMG LLP.

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,500 with respect to each of the Funds’ fiscal year ended June 30, 2018, $5,000 with respect to the Value Fund’s and Growth Fund’s fiscal year ended June 30, 2017, $3,000 with respect to the Market Neutral Fund’s fiscal year ended September 30, 2017 and $3,675 with respect to the Market Neutral Fund’s fiscal year ended September 30, 2016. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns. The June 30, 2018 fees were paid to BBD, LLP. The June 30, 2017 and September 30, 2017 fees were paid to Cohen & Co. Ltd. The September 30, 2016 fees were paid to KPMG LLP.

(d)

All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $1,500 with respect to each of the Fund’s fiscal year ended June 30, 2018, $1,950 with respect to the Value Fund’s and the Growth Fund’s fiscal year ended June 30, 2017, $1,625 with respect to the Market Neutral Fund’s fiscal year ended September 30, 2017, and $0 with respect to the Market Neutral Fund’s fiscal year ended September 30, 2016. The fees were for the review of the semi-annual report and review of prior audit firms’ tax workpapers. The June 30, 2018 and June 30, 2017 fees were paid to Cohen & Co. Ltd. The September 30, 2017 and September 30, 2016 fees were paid to KPMG LLP.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered for the fiscal year ended June 30, 2018 with respect to each of the Funds, the fiscal year ended June 30, 2017 with respect to the Value Fund and the Growth Fund, the fiscal year ended September 30, 2017 with respect to the Market Neutral Fund and the fiscal year ended September 30, 2016 with respect to the Market Neutral Fund are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser. BBD, LLP served as principal accountant of the Funds for the fiscal year ended June 30, 2018. Cohen & Co. Ltd. served as principal accountant for the fiscal year ended June 30, 2017 with respect to the Value Fund and the Growth Fund and during the fiscal year ended September 30, 2017 with respect to the Market Neutral Fund. KPMG, LLP served as principal accountant for the fiscal year ended September 30, 2016 with respect to the Market Neutral Fund.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence and has determined that the provision of such non-audit services is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULES OF INVESTMENTS.

Included in Annual Report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS.

(1)	A copy of the Registrant’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to the Registrant’s Form N-CSR filed on September 10, 2018.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(4)	Letter from the Funds’ former accountant pursuant to Item 304(a)(3) of Regulation S-K is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M3Sixty Funds Trust

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer,
Date: April 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: April 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By: Larry E. Beaver, Jr.
Acting Principal Financial Officer
Date: April 17, 2019